UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03450

Name of Fund: BlackRock Focus Value Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Focus Value Fund, Inc., 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 12/31/2010

Item 1 – Report to Stockholders

December 31, 2010

Semi-Annual Report (Unaudited)

BlackRock EuroFund

BlackRock Focus Value Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock International Value Fund | of BlackRock International Value Trust

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Dear Shareholder

Economic data fluctuated widely throughout 2010 as the global economy continued to emerge from the “Great Recession.” As the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement.

Debt and deflationary risks remained present throughout 2010, causing central banks worldwide to respond with unprecedented actions, most notably a second round of quantitative easing (informally known as “QE2”) from the US Federal Reserve Board (the “Fed”). Inflation remained a non-issue in the developed world, but continued to rear its ugly head in some emerging economies, most evidently in China. Global and US gross domestic product (“GDP”)

growth both continued in a positive direction but remained subpar compared to most historical economic recoveries. In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets con-

tinues to burden the economy.

Stocks moved higher in the early months of 2010 on the continuation of the 2009 asset recovery story. The mid-year months saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. After touching a late summer low, equity markets rallied through year end as these concerns receded. The announcement of QE2 and extension of the Bush-era tax cuts further boosted equities as the year came to a close. Although the course was uneven and high volatility remained a constant for stocks, equity markets globally ended the year strong. Emerging markets outpaced the developed world in terms of economic growth and posted respectable gains for the year despite sovereign debt problems and heightening inflationary pressures. US stocks recorded double-digit percentage gains for the second consecutive year. Small cap stocks outperformed large caps as investors began to move into higher-risk assets.

In fixed income markets, yields trended lower over most of the year as investors continued to favor safer assets. That trend reversed abruptly in the fourth quarter when market fears abated and investors began seeking higher-risk assets, driving yields sharply upward through year end. However, yields were lower overall for the year and fixed income markets finished 2010 in positive territory. Although fixed income securities generally underperformed equities, high yield bonds only marginally trailed large cap stocks. Conversely, the tax-exempt municipal market was dealt an additional blow as it became apparent that an extension of the Build America Bond program was unlikely. In addition, the fourth quarter brought an increase in negative headlines regarding fiscal challenges faced by state and local governments, sparking additional volatility in the municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the year as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of December 31, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	23.27%	15.06%
US small cap equities (Russell 2000 Index)	29.38	26.85
International equities (MSCI Europe, Australasia, Far East Index)	24.18	7.75
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.33)	7.90
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	1.15	6.54
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(0.90)	2.38
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.04	14.94
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine,

where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder

Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of December 31, 2010 BlackRock EuroFund

Portfolio Management Commentary

How did the Fund perform?
•For the six-month period ended December 31, 2010, the Fund’s
Institutional, Investor A, Investor C and Class R Shares outperformed its benchmark, the MSCI Europe Index. The Fund’s Investor B Shares
marginally underperformed the benchmark.

What factors influenced performance?
•During the period, stock selection had a positive impact on Fund per-
formance relative to the benchmark. Within the industrials sector, select positions in the capital goods industry group (e.g., KCI Konecranes Oyj,
Bilfinger Berger AG and Safran SA) benefited from strong trends in the global industrial cycle. In addition, positions in materials names Xstrata
Plc and BHP Billiton Plc performed well against a backdrop of sharply rising commodity prices.

•The Fund benefited from positions in the financials sector, although sector allocation detracted on the whole, as positions in consumer discretionary and telecommunication services (telecom) were less successful over the period. At the stock level, the Fund’s positions in Deutsche Telekom AG
(telecom) and in food retailer Koninklijke Ahold NV (consumer staples)
detracted from performance. Other notable detractors were found in the consumer services industry within consumer discretionary, especially those stocks with exposure to some of the region’s weaker consumer trends, such as gaming firm Ladbrokes Plc and travel company Thomas Cook Group Plc.

•A final detractor from relative performance was the value-based investment approach employed by the Fund. In 2010, value strategies faced significant headwinds and notably underperformed growth strategies, as well as broad markets.

Describe recent portfolio activity.
•During the six-month period, we reduced the Fund’s exposure to the consumer staples sector by selling positions in Nestle SA and Koninklijke
Ahold NV, and we reduced health care exposure by closing a position in
Sanofi-Aventis. In addition, we reduced positions in Repsol YPF SA and
OAO Gazprom — ADR within the energy sector and recycled some of the capital from those sales into BP Plc. In contrast, we added to the Fund’s positions in the materials sector across both soft and hard commodities, including increases in Rio Tinto Plc, Johnson Matthey Plc and Syngenta AG.

Describe Fund positioning at period end.
•At period end, the Fund is overweight in the industrials, consumer discre-
tionary, materials, telecom and information technology sectors, and it is underweight in health care, energy, consumer staples and financials. In terms of country exposure, the Fund is overweight in France, the UK,
Denmark and Germany, and underweight in Italy, Spain, the Netherlands and Sweden.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Percent of
Long-Term
Ten Largest Holdings	Investments
Novartis AG, Registered Shares	4%
Royal Dutch Shell Plc, Class B	4
Vodafone Group Plc	3
Rio Tinto Plc, Registered Shares	3
Xstrata Plc	3
The Swatch Group Ltd., Bearer Shares	3
Tesco Plc	3
Bayer AG	3
BP Plc	3
Carlsberg A/S	2

Percent of
Long-Term
Geographic Allocations	Investments
United Kingdom	37%
France	19
Germany	14
Switzerland	13
Denmark	4
Sweden	4
Spain	3
Finland	2
Norway	2
Other[1]	2
[1] Other includes a 1% holding in each of the following countries: Netherlands and Belgium.

4 SEMI-ANNUAL REPORT DECEMBER 31, 2010

BlackRock EuroFund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory fees, if any. Institutional Shares do not have a sales charge.
2 Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stock and convertible securities, of companies located in Europe. The Fund currently expects that a majority of the Fund’s assets will be invested in equity securities of companies in Western
European countries, but may also invest in emerging markets in Eastern European countries.
3 This unmanaged broad-based capitalization-weighted index is comprised of a representative sampling of large-, medium- and small-capitalization compa-
nies in developed European countries.

Performance Summary for the Period Ended December 31, 2010

				Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	25.58%	0.95%	N/A	2.36%	N/A	3.91%	N/A
Investor A	25.43	0.70	(4.59)%	2.15	1.06%	3.66	3.11%
Investor B	24.49	(0.66)	(5.13)	1.04	0.78	2.97	2.97
Investor C	24.95	(0.09)	(1.08)	1.31	1.31	2.84	2.84
Class R	25.18	0.09	N/A	1.61	N/A	3.40	N/A
MSCI Europe Index	24.73	3.88	N/A	2.85	N/A	3.27	N/A

4 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical[6]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	July 1, 2010	December 31, 2010 During the Period[5]		July 1, 2010	December 31, 2010 During the Period[5]		Expense Ratio
Institutional	$1,000.00	$1,255.80	$ 6.20	$1,000.00	$1,019.71	$ 5.55	1.09%
Investor A	$1,000.00	$1,254.30	$ 7.22	$1,000.00	$1,018.80	$ 6.46	1.27%
Investor B	$1,000.00	$1,244.90	$15.96	$1,000.00	$1,010.98	$14.29	2.82%
Investor C	$1,000.00	$1,249.50	$12.08	$1,000.00	$1,014.46	$10.82	2.13%
Class R	$1,000.00	$1,251.80	$10.67	$1,000.00	$1,015.72	$ 9.55	1.88%

5 For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period shown).
6 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 5

Fund Summary as of December 31, 2010 BlackRock Focus Value Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?
•For the six-month period ended December 31, 2010, the Fund outper-
formed its benchmark, the Russell 1000 Value Index, and the broad-
market S&P 500 Index. The following discussion pertains to the Fund’s performance relative to the Russell 1000 Value Index.

What factors influenced performance?
•The Fund’s outperformance relative to the benchmark was primarily attrib-
utable to an overweight position and strong stock selection in the con-
sumer discretionary sector, led by returns of more than 50% from positions in Limited Brands, Inc. and Carnival Corp.

•An overweight position and strong stock selection in the materials sector also favorably contributed to results, with advances of more than 50% on positions in United States Steel Corp. and Alcoa, Inc.

•Performance was further enhanced by the Fund’s overweight position and strong stock selection in the energy sector, led by returns of more than
60% from positions in Halliburton Co. and Peabody Energy Corp. The energy sector was the strongest performing sector in the Russell 1000
Value Index for the period.

•These areas of strength more than offset relative weakness from the telecommunication services (telecom) sector, where poor stock selection detracted from results, largely due to weakness in Sprint Nextel Corp.

•Poor stock selection in the industrials sector also impaired Fund perform-
ance, as a position in Raytheon Co. declined in price over the period.

Describe recent portfolio activity.
•We continued to adjust the Fund’s holdings during the six-month period in response to ongoing market volatility. Within the health care sector, we eliminated a position in Covidien Plc and reduced a holding in Bristol-
Myers Squibb Co., while introducing new positions in Amgen, Inc. and
Baxter International, Inc. to the Fund. We reduced and repositioned the
Fund’s information technology (IT) exposure, eliminating positions in Micron
Technology, Inc. and Novellus Systems, Inc. while introducing Hewlett-
Packard Co. We reduced exposure to a number of financials stocks, such as Bank of America Corp. and Citigroup, Inc. during the fourth-quarter rally, while increasing positions in laggards Morgan Stanley and Hartford
Financial Services Group, Inc. We also pared positions in some consumer discretionary stocks after their strong performance.

Describe Fund positioning at period end.
•At period end, the Fund was overweight relative to the benchmark in the IT, materials, energy and consumer discretionary sectors and underweight in utilities, consumer staples, health care and financials. In addition, the Fund is neutrally weighted in the industrials and telecom sectors.

•As evidenced by this pro-cyclical posture, we believe the economy can sustain a moderate growth rate while inflation and interest rate pressures should remain benign. Combined with good corporate profit growth and reasonable equity market valuations, we believe these conditions can deliver attractive stock market returns in the period ahead. We are sensi-
tive, however, to the risk of a correction or period of consolidation early in
2011, given the strength of the recent rally. We will look to be opportunistic should such a correction occur.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Long-Term
Ten Largest Holdings	Investments
Wells Fargo & Co.	3%
MetLife, Inc.	3
Invesco Ltd.	3
Honeywell International, Inc.	3
Halliburton Co.	3
Citigroup, Inc.	3
JPMorgan Chase & Co.	3
Comcast Corp., Special Class A	3
Morgan Stanley	3
United States Steel Corp.	3

Percent of
Long-Term
Investment Criteria	Investments
Earnings Turnaround	28%
Price-to-Earnings Per Share	25
Operational Restructuring	11
Above-Average Yield	9
Price-to-Book Value	6
Price-to-Cash Flow	5
Special Situations	5
Discount to Assets	5
Below-Average Price/Earnings Ratio	3
Low Price-to-Book Value	3

6 SEMI-ANNUAL REPORT DECEMBER 31, 2010

BlackRock Focus Value Fund, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests in a diversified portfolio of equity securities that Fund management believes are undervalued relative to its assessment of the current or prospective condition of the issuer or relative to prevailing market ratios, including issuers that are experiencing poor operating conditions.
3 This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.
4 This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”)
issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended December 31, 2010

				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	26.74%	16.46%	N/A	2.82%	N/A	4.74%	N/A
Investor A	26.62	16.12	10.02%	2.52	1.42%	4.46	3.89%
Investor B	26.00	14.97	10.47	1.64	1.32	3.80	3.80
Investor C	26.14	15.21	14.21	1.70	1.70	3.63	3.63
Class R	26.11	15.32	N/A	1.89	N/A	4.07	N/A
Russell 1000 Value Index	21.74	15.51	N/A	1.28	N/A	3.26	N/A
S&P 500 Index	23.27	15.06	N/A	2.29	N/A	1.41	N/A

5 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical[7]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	July 1, 2010	December 31, 2010 During the Period[6]		July 1, 2010	December 31, 2010 During the Period[6]		Expense Ratio
Institutional	$1,000.00	$1,267.40	$ 5.89	$1,000.00	$1,020.01	$ 5.24	1.03%
Investor A	$1,000.00	$1,266.20	$ 7.60	$1,000.00	$1,018.50	$ 6.77	1.33%
Investor B	$1,000.00	$1,260.00	$13.22	$1,000.00	$1,013.50	$11.77	2.32%
Investor C	$1,000.00	$1,261.40	$12.25	$1,000.00	$1,014.36	$10.92	2.15%
Class R	$1,000.00	$1,261.10	$11.46	$1,000.00	$1,015.07	$10.21	2.01%

6 Expenses are equal to the expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
7 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half-year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 7

Fund Summary as of December 31, 2010 BlackRock Global SmallCap Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?
•During the six-month period ended December 31, 2010, the Fund under-
performed the benchmark MSCI World Small Cap Index, but outperformed the broader MSCI World Index. The following discussion pertains to the
Fund’s performance relative to the MSCI World Small Cap Index.

What factors influenced performance?
•Noteworthy detractors from Fund performance relative to the benchmark included security selection in the information technology (IT), materials, consumer discretionary and consumer staples sectors. Within the IT sector, an overweight to and stock selection among semiconductors names detracted from performance, as did stock selection in the communications equipment and software industries. In the materials sector, the Fund’s over-
exposure to packaging companies and stock selection in the chemicals industry detracted further. In the consumer sectors, stock selection in textiles, retailers and personal products detracted from performance.

•Fund performance relative to the benchmark was enhanced, however, by stock selection and an overweight in the energy sector, especially in the energy services industry. Selection of stocks was also additive in the industrials sector, where machinery company Timken Co., airline company
AirAsia Bhd, toll road operator Santos Brasil Participacoes SA, and con-
struction & engineering firm Foster Wheeler AG were notable contributors.
Fund holdings also outperformed in the health care sector, especially in the pharmaceuticals and health care services industries.

Describe recent portfolio activity.
•During the period, Fund exposure to the energy sector was increased, especially within the energy services industry. Overall health care exposure was also increased modestly, with biotechnology positions being increased and pharmaceuticals reduced. Within the financials sector, banks and real estate investment trusts (REITs) were reduced, while exposures in the consumer finance, capital markets and real estate management &
development industries were increased. Exposure to consumer staples was reduced across industries.

Describe Fund positioning at period end.
•As of December 31, 2010, the Fund was overweight relative to the benchmark in the IT and energy sectors and underweight in the industrials, financials and consumer discretionary sectors. The Fund’s exposure was relatively neutral in the remaining sectors. The Fund remains diversified globally, with an overweight in emerging markets coming at the expense of allocations to the United States and Japan.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Long-Term
Ten Largest Holdings	Investments
Rheinmetall AG	1%
Timken Co.	1
Schoeller-Bleckmann Oilfield Equipment AG	1
Celanese Corp., Series A	1
IDEX Corp.	1
Aryzta AG	1
GEA Group AG	1
Ryanair Holdings Plc	1
Nuance Communications, Inc.	1
Deutsche Euroshop AG	1

Percent of
Long-Term
Geographic Allocations	Investments
United States	48%
United Kingdom	7
Canada	5
Germany	5
Switzerland	5
Australia	4
Singapore	3
India	3
Japan	3
Hong Kong	2
France	2
China	2
Other[1]	11

1 Other includes a 1% holding in each of the following countries: Austria, Bermuda,
Brazil, Finland, Ireland, Israel, Malaysia, Netherlands, Norway, Taiwan and
South Korea.

8 SEMI-ANNUAL REPORT DECEMBER 31, 2010

BlackRock Global SmallCap Fund, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in a diversified portfolio of equity securities of small cap issuers located in various foreign countries and the United States.
3 This unmanaged market-capitalization weighted index is comprised of a representative sampling of stocks of large-, medium- and small-
capitalization companies in 23 countries, including the United States.
4 This unmanaged broad-based index is comprised of small cap companies from 23 developed markets.

Performance Summary for the Period Ended December 31, 2010

				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	28.64%	18.72%	N/A	6.73%	N/A	7.11%	N/A
Investor A	28.40	18.31	12.10%	6.42	5.28%	6.82	6.24%
Investor B	27.76	17.24	12.74	5.51	5.22	6.14	6.14
Investor C	27.84	17.35	16.35	5.55	5.55	5.96	5.96
Class R	28.08	17.81	N/A	6.00	N/A	6.54	N/A
MSCI World Index	23.96	11.76	N/A	2.43	N/A	2.31	N/A
MSCI World Small Cap Index	31.02	26.13	N/A	4.53	N/A	9.14	N/A

5 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical[7]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	July 1, 2010	December 31, 2010 During the Period[6]		July 1, 2010	December 31, 2010 During the Period[6]		Expense Ratio
Institutional	$1,000.00	$1,286.40	$ 6.28	$1,000.00	$1,019.71	$ 5.55	1.09%
Investor A	$1,000.00	$1,284.00	$ 8.06	$1,000.00	$1,018.14	$ 7.12	1.40%
Investor B	$1,000.00	$1,277.60	$13.55	$1,000.00	$1,013.30	$11.98	2.36%
Investor C	$1,000.00	$1,278.40	$12.86	$1,000.00	$1,013.91	$11.37	2.24%
Class R	$1,000.00	$1,280.80	$10.52	$1,000.00	$1,015.97	$ 9.30	1.83%

6 For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period shown).
7 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 9

Fund Summary as of December 31, 2010 BlackRock International Value Fund

Portfolio Management Commentary

How did the Fund perform?
•For the six-month period ended December 31, 2010, the Fund outper-
formed its benchmark, the MSCI Europe, Australia, Far East (EAFE) Index.

What factors influenced performance?
•Generally speaking, stock selection contributed positively to Fund perform-
ance for the period, while sector allocation detracted.

•The Fund benefited from successful stock selection in the consumer discretionary and financials sectors. Stock selection within industrials was also rewarding, with capital goods companies Bilfinger Berger AG,
KCI Konecranes Oyj and Sumitomo Corp. posting strong gains. Other indi-
vidual holdings that performed particularly well include brewer Carlsberg
A/S and media company United Business Media Ltd. At the sector level, underweight positions relative to the benchmark in utilities and financials proved beneficial.

•Detracting from performance was the Fund’s underweight to the materials sector, which rallied during the period on strong commodities prices and the market’s expectations for increasing global demand in the future.
Stock selection within the telecommunications services sector had a negative impact, where Deutsche Telekom AG and China Mobile Ltd. were the notable detractors. Stock selection among energy companies, most notably Inpex Corp. and BP Plc, also hindered returns.

Describe recent portfolio activity.
•During the six-month period, portfolio activity resulted mainly from individ-
ual stock selection. Within the industrial sector, we added to the Fund’s capital goods holdings in both Europe and Japan (Koninklijke Philips
Electronics NV, Komatsu Ltd., Nippon Sheet Glass Co., Ltd. and Assa
Abloy AB). Elsewhere, we made small additions to holdings in materials
(Nitto Denko Corp. and BHP Billiton Plc) and information technology
(LG Display Co. Ltd. and Hitachi Ltd.). These additions were funded with proceeds from the sale of select stocks in the consumer staples sector, including the defensive confectionary company Nestle SA and Danish brewer Carlsberg A/S. We also reduced exposure to financials, primarily among banks, where we exited our positions in Barclays Plc and Itaú
Unibanco Holding SA.

•The Fund’s regional allocation did not change significantly during the period; however, we did reduce exposure to some European and Emerging
Market names and reinvested the proceeds in Japan.

Describe Fund positioning at period end.
•At period end, the Fund held sector overweights relative to the MSCI EAFE
Index in information technology, industrials and telecommunication serv-
ices, while it was underweight in financials, consumer staples, utilities and consumer discretionary. From a regional perspective, the Fund was under-
weight in Europe, while it was neutral in Japan and overweight in select
Emerging Markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Long-Term
Ten Largest Holdings	Investments
Royal Dutch Shell Plc, Class B	4%
Novartis AG, Registered Shares	4
BHP Billiton Plc	3
Telefonica SA	3
British American Tobacco Plc	3
Total SA	3
National Australia Bank Ltd.	3
Bayer AG	3
Hitachi Ltd.	3
Centrica Plc	3

Percent of
Long-Term
Geographic Allocations	Investments
Japan	22%
United Kingdom	21
Germany	9
France	8
Spain	7
Switzerland	7
Australia	6
Netherlands	4
China	3
South Korea	3
India	2
Sweden	2
Taiwan	2
Mexico	2
Other[1]	2
[1] Other includes a 1% holding in each of the following countries: Brazil and Finland.

10 SEMI-ANNUAL REPORT DECEMBER 31, 2010

BlackRock International Value Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in stocks of companies in developed countries located outside of the United States.
3 This index is an arithmetical average weighted by market value of the performance of over 1,000 non-U.S. companies representing 21 stock markets in
Europe, Australia, New Zealand and the Far East.

Performance Summary for the Period Ended December 31, 2010

				Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	25.61%	6.11%	N/A	1.82%	N/A	4.34%	N/A
Investor A	25.44	5.73	0.18%	1.48	0.40%	4.04	3.48%
Investor B	24.70	4.60	0.10	0.47	0.16	3.35	3.35
Investor C	24.70	4.63	3.63	0.47	0.47	3.14	3.14
Class R	25.18	5.40	N/A	1.15	N/A	3.80	N/A
MSCI EAFE Index	24.18	7.75	N/A	2.46	N/A	3.50	N/A

4 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical[6]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	July 1, 2010	December 31, 2010	During the Period[5]	July 1, 2010	December 31, 2010	During the Period[5]	Expense Ratio
Institutional	$1,000.00	$1,256.10	$ 5.86	$1,000.00	$1,020.01	$ 5.24	1.03%
Investor A	$1,000.00	$1,254.40	$ 7.73	$1,000.00	$1,018.34	$ 6.92	1.36%
Investor B	$1,000.00	$1,247.00	$14.10	$1,000.00	$1,012.65	$12.63	2.49%
Investor C	$1,000.00	$1,247.00	$13.71	$1,000.00	$1,013.00	$12.28	2.42%
Class R	$1,000.00	$1,251.80	$ 9.71	$1,000.00	$1,016.58	$ 8.69	1.71%

5 For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period shown).
6 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 11

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load) of
5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for auto-
matic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Funds are only available through exchanges and dividend reinvestments by existing shareholders or for purchase by certain qualified employee benefit plans.

•Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25%
per year.

•Class R Shares do not incur a maxium initial sales charge (front-end load)
or deferred sales charge. These shares are subject to a distribution fee of
0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003 for
BlackRock EuroFund, BlackRock Focus Value Fund, Inc. and BlackRock

International Value Fund, and February 4, 2003 for BlackRock Global
SmallCap Fund, Inc., Class R Share performance results are those of the
Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the perform ance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distri-
butions or the redemption of fund shares. The Funds may charge a 2%
redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on the previous pages assume reinvest-
ment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees appli-
cable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on hypothetical invest-
ments of $1,000 invested on July 1, 2010 and held through December 31,
2010) are intended to assist shareholders both in calculating expenses based on investments in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspond-
ing to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these
Funds and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

12 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including foreign currency exchange contracts, as specified in Note 2 of the Notes to Fin-
ancials Statements, which may constitute forms of economic leverage.
Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or foreign currency exchange rate risk. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instru ment and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Funds’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio investments at inopportune times or for distressed val-
ues, may limit the amount of appreciation the Funds can realize on an investment, may result in lower dividends paid to shareholders or may cause the Funds to hold an investment that it might otherwise sell. The
Funds’ investments in these instruments are discussed in detail in the
Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 13

Schedule of Investments December 31, 2010 (Unaudited) BlackRock EuroFund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.0%
KBC Bancassurance Holding (a)	100,591	$ 3,427,402
Denmark — 3.9%
Carlsberg A/S	88,362	8,869,372
Christian Hansen Holding A/S	251,634	5,150,020
		14,019,392
Finland — 2.2%
KCI Konecranes Oyj	194,818	8,049,557
France — 18.7%
AXA SA	457,145	7,609,324
BNP Paribas SA	97,499	6,209,334
CFAO SA	107,765	4,693,974
Cie de Saint-Gobain SA	99,703	5,135,225
GDF Suez	224,775	8,072,776
Legrand Promesses	165,547	6,752,614
Safran SA	157,972	5,599,825
Schneider Electric SA	51,825	7,770,381
Societe Generale SA	128,683	6,923,975
Vivendi SA	287,563	7,770,374
		66,537,802
Germany — 13.7%
Bayer AG	130,146	9,647,311
Bilfinger Berger AG	89,432	7,570,329
Continental AG (a)	82,736	6,572,100
Daimler AG (a)	15,813	1,069,997
Deutsche Telekom AG	385,404	4,968,291
HeidelbergCement AG	122,172	7,667,824
Metro AG	74,293	5,362,189
SAP AG	117,241	5,979,558
		48,837,599
Netherlands — 1.3%
TNT NV	170,344	4,504,855
Norway — 1.7%
DnB NOR ASA	428,883	6,033,543
Spain — 3.4%
Amadeus IT Holding SA, Class A (a)	281,059	5,906,500
Tecnicas Reunidas SA	97,867	6,240,736
		12,147,236
Sweden — 3.7%
Swedbank AB, A Shares (a)	368,339	5,150,595
TeliaSonera AB	1,016,232	8,067,510
		13,218,105
Switzerland — 13.2%
Credit Suisse Group AG	196,244	7,903,710
Julius Baer Group Ltd.	152,492	7,140,139
Novartis AG, Registered Shares	255,164	15,020,370
The Swatch Group Ltd., Bearer Shares	23,681	10,558,656
Syngenta AG	22,538	6,606,649
		47,229,524

Common Stocks		Shares	Value
United Kingdom — 37.1%
BP Plc		1,218,674	$ 8,982,820
British American Tobacco Plc		154,744	5,952,410
Britvic Plc		693,124	5,119,872
Burberry Group Plc		402,770	7,078,686
Centrica Plc		1,331,578	6,899,338
International Power Plc		710,160	4,863,479
Johnson Matthey Plc		140,910	4,489,398
Lloyds TSB Group Plc (a)		8,107,572	8,369,483
Prudential Plc		349,163	3,647,791
Rio Tinto Plc, Registered Shares		155,826	11,107,557
Royal Dutch Shell Plc, Class B		443,184	14,675,918
Standard Chartered Plc		197,619	5,334,872
Tesco Plc		1,564,357	10,373,337
Vodafone Group Plc		4,503,814	11,823,203
Whitbread Plc		172,304	4,821,434
Wolseley Plc (a)		242,123	7,750,910
Xstrata Plc		454,760	10,776,120
			132,066,628
Total Long-Term Investments
(Cost — $327,494,382) — 99.9%			356,071,643
Short-Term Securities
Money Market Funds – 0.3%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.17% (b)(c)		876,188	876,188
		Par
Time Deposits		(000)
Europe – 0.0%
Brown Brothers Harriman & Co., 0.08%, 1/01/11	EUR	68	91,605
United Kingdom – 0.0%
Brown Brothers Harriman & Co., 0.07%, 1/01/11	GBP	68	105,612
Total Time Deposits — 0.0%			197,217
Total Short-Term Securities
(Cost — $1,072,429) — 0.3%			1,073,405
Total Investments (Cost — $328,566,811*) — 100.2%			357,145,048
Liabilities in Excess of Other Assets — (0.2)%			(796,643)
Net Assets — 100.0%			$ 356,348,405

Portfolio Abbreviations
To simplify the listings of portfolio holdings in	ADR	American Depositary Receipts	MSCI	Morgan Stanley Capital International
the Schedules of Investments, the names and	AUD	Australian Dollar	MYR	Malaysian Ringgit
descriptions of many of the securities have been	EUR	Euro	NVDR	Non-Voting Depositary Receipt
abbreviated according to the following list:	GBP	British Pound	USD	US Dollar
	HKD	Hong Kong Dollar

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Schedule of Investments (concluded) BlackRock EuroFund

* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 332,031,015
Gross unrealized appreciation	$ 35,004,026
Gross unrealized depreciation	(9,889,993)
Net unrealized appreciation	$ 25,114,033

(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at June 30,	Net	at December 31,
Affiliate	2010	Activity	2010	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	893,336	(17,148)	876,188	$ 4,841

(c) Represents the current yield as of report date.
•Foreign currency exchange contracts as of December 31, 2010 were as follows:

						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
USD	473,223	EUR	358,883 Bank of New York 1/03/11			$ (6,352)
GBP	2 43,188	USD	376,014	JPMorgan
				Chase Bank NA	1/04/11	3,140
USD	288,614	EUR	217,526	Goldman Sachs
				International	1/04/11	(2,066)
GBP	282,217	USD	433,909	State Street
				Global
				Markets, LLC	1/05/11	6,096
USD	1,980	GBP	1,275	State Street
				Global
				Markets, LLC	1/05/11	(9)
GBP	131,943	USD	204,919	Citibank NA	1/06/11	791
Total						$ 1,600

•Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to financial statements.
The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$ 356,071,643	—	$ 356,071,643
Short-Term
Securities:
Money Market
Funds	$ 876,188	—	—	876,188
Time Deposits	—	197,217	—	197,217
Total	$ 876,188	$ 356,268,860	—	$ 357,145,048
[1] See above Schedule of Investments for values in each country.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency
exchange
contracts	—	$ 10,027	—	$ 10,027
Liabilities:
Foreign currency
exchange
contracts	—	(8,427)	—	(8,427)
Total	—	$ 1,600	—	$ 1,600
[2] Derivative financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 15

Schedule of Investments December 31, 2010 (Unaudited) BlackRock Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Above-Average Yield — 9.1%
Industrial Conglomerates — 2.7%
Tyco International Ltd.	101,950	$ 4,224,808
Metals & Mining — 2.6%
Alcoa, Inc.	258,500	3,978,315
Pharmaceuticals — 2.5%
Merck & Co, Inc.	105,700	3,809,428
Specialty Retail — 1.3%
Limited Brands, Inc.	63,400	1,948,282
Total Above-Average Yield		13,960,833
Below-Average Price/Earnings Ratio — 2.8%
Oil, Gas & Consumable Fuels — 2.8%
Devon Energy Corp.	54,300	4,263,093
Total Below-Average Price/Earnings Ratio		4,263,093
Discount to Assets — 4.8%
Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	101,600	3,635,248
Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	82,000	3,781,020
Total Discount to Assets		7,416,268
Earnings Turnaround — 27.9%
Aerospace & Defense — 2.9%
Honeywell International, Inc.	85,200	4,529,232
Capital Markets — 2.8%
Morgan Stanley	157,000	4,271,970
Commercial Banks — 3.1%
Wells Fargo & Co.	152,100	4,713,579
Diversified Financial Services — 2.1%
Bank of America Corp.	247,600	3,302,984
Energy Equipment & Services — 2.9%
Halliburton Co.	110,100	4,495,383
Food Products — 2.0%
Unilever NV - ADR	95,500	2,998,700
Industrial Conglomerates — 2.1%
General Electric Co.	172,700	3,158,683
Insurance — 1.3%
Hartford Financial Services Group, Inc.	73,300	1,941,717
Oil, Gas & Consumable Fuels — 2.7%
Peabody Energy Corp.	64,900	4,152,302
Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	104,500	2,767,160
Semiconductors & Semiconductor
Equipment — 4.2%
Intel Corp.	168,400	3,541,452
LSI Corp. (a)	496,200	2,972,238
		6,513,690
Total Earnings Turnaround		42,845,400
Financial Restructuring — 0.0%
Semiconductors & Semiconductor
Equipment — 0.0%
Legacy Holdings, Inc. (a)	1,500	2
Total Financial Restructuring		2
Low Price-to-Book Value — 2.8%
Metals & Mining — 2.8%
United States Steel Corp. (b)	73,000	4,264,660
Total Low Price-to-Book Value		4,264,660

Common Stocks	Shares	Value
Operational Restructuring — 10.8%
Aerospace & Defense — 1.7%
Raytheon Co.	56,000	$ 2,595,040
Chemicals — 2.6%
E.I. du Pont de Nemours & Co.	79,400	3,960,472
Computers & Peripherals — 1.7%
Hewlett-Packard Co.	61,000	2,568,100
Diversified Financial Services — 2.8%
JPMorgan Chase & Co.	103,400	4,386,228
Household Products — 2.0%
Kimberly-Clark Corp.	49,300	3,107,872
Total Operational Restructuring		16,617,712
Price-to-Book Value — 5.4%
Diversified Financial Services — 2.9%
Citigroup, Inc. (a)	949,700	4,492,081
Semiconductors & Semiconductor
Equipment — 2.5%
Lam Research Corp. (a)	72,400	3,748,872
Total Price-to-Book Value		8,240,953
Price-to-Cash Flow — 5.3%
Media — 2.8%
Comcast Corp., Special Class A	210,000	4,370,100
Wireless Telecommunication Services — 2.5%
Sprint Nextel Corp. (a)	894,400	3,783,312
Total Price-to-Cash Flow		8,153,412
Price-to-Earnings Per Share — 25.2%
Biotechnology — 1.8%
Amgen, Inc. (a)	49,800	2,734,020
Communications Equipment — 1.6%
Motorola, Inc. (a)	267,200	2,423,504
Energy Equipment & Services — 5.2%
Ensco International Plc - ADR	79,600	4,249,048
Weatherford International Ltd. (a)	163,700	3,732,360
		7,981,408
Health Care Equipment & Supplies — 1.2%
Baxter International, Inc.	35,700	1,807,134
Insurance — 8.2%
ACE Ltd.	65,100	4,052,475
MetLife, Inc. (b)	103,100	4,581,764
The Travelers Cos., Inc.	70,600	3,933,126
		12,567,365
Media — 4.6%
CBS Corp., Class B	215,800	4,110,990
Time Warner, Inc.	94,200	3,030,414
		7,141,404
Oil, Gas & Consumable Fuels — 2.6%
Occidental Petroleum Corp.	40,600	3,982,860
Total Price-to-Earnings Per Share		38,637,695
Special Situations — 5.2%
Capital Markets — 3.0%
Invesco Ltd.	188,900	4,544,934
IT Services — 2.2%
International Business Machines Corp.	22,700	3,331,452
Total Special Situations		7,876,386
Total Long-Term Investments
(Cost — $115,013,867) — 99.3%		152,276,414

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Schedule of Investments (concluded) BlackRock Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempCash,
Institutional Class, 0.18% (c)(d)	1,235,715	$ 1,235,715
	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC
Money Market Series, 0.44% (c)(d)(e)	$ 7,642	7,641,900
Total Short-Term Securities
(Cost — $8,877,615) — 5.8%		8,877,615
Total Investments (Cost — $123,891,482*) — 105.1%		161,154,029
Liabilities in Excess of Other Assets — (5.1)%		(7,767,428)
Net Assets — 100.0%		$ 153,386,601

* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 125,890,875
Gross unrealized appreciation	$ 37,798,719
Gross unrealized depreciation	(2,535,565)
Net unrealized appreciation	$ 35,263,154

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Represents the current yield as of report date.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/Beneficial		Shares/Beneficial
	Interest Held		Interest Held at
	at June 30,	Net	December 31,
Affiliate	2010	Activity	2010	Income
BlackRock Liquidity
Funds, TempCash,
Institutional Class	1,199,007	36,708	1,235,715	$ 1,030
BlackRock Liquidity
Series, LLC
Money Market
Series	$1,960,000	$5,681,900	$7,641,900	$ 5,376

(e) Security was purchased with the cash collateral from loaned securities.
•For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	$ 152,276,414	—	—	$ 152,276,414
Short-Term
Securities	1,235,715	$ 7,641,900	—	8,877,615
Total	$ 153,512,129	$ 7,641,900	—	$ 161,154,029
[1] See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 17

Schedule of Investments December 31, 2010 (Unaudited) BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 3.8%
Cochlear Ltd.	65,500	$ 5,391,929
iSOFT Group Ltd. (a)	19,154,700	1,431,703
Karoon Gas Australia Ltd. (a)	360,000	2,705,672
Metcash Ltd.	1,376,500	5,783,291
Mount Gibson Iron Ltd. (a)	2,715,000	5,904,575
Myer Holdings Ltd.	1,537,800	5,583,549
Oil Search Limited	1,233,700	8,893,294
Paladin Energy Ltd. (a)	1,519,100	7,654,321
Sigma Pharmaceuticals Ltd. (a)	5,885,400	2,404,687
		45,753,021
Austria — 0.9%
Schoeller-Bleckmann Oilfield Equipment AG	119,800	10,359,075
Bermuda — 1.4%
Golar LNG Ltd.	274,900	4,126,249
Lazard Ltd., Class A	230,500	9,102,445
Ship Finance International Ltd.	154,900	3,333,448
		16,562,142
Brazil — 1.1%
Anhanguera Educacional Participacoes SA	107,000	2,578,313
Porto Seguro SA	197,700	3,370,428
Santos Brasil Participacoes SA	527,400	7,307,349
		13,256,090
Canada — 5.0%
Cathedral Energy Services Ltd.	695,300	6,293,573
Consolidated Thompson Iron Mines Ltd. (a)	575,500	8,155,280
DiagnoCure, Inc. (a)(b)	4,371,580	4,484,574
Dollarama, Inc. (a)	274,200	7,939,473
Eastern Platinum Ltd. (a)	3,068,900	5,463,093
Eldorado Gold Corp.	430,500	8,009,907
Lundin Mining Corp. (a)	1,011,200	7,383,397
Paramount Resources Ltd. (a)	128,600	4,097,403
Quadra FNX Mining Ltd. (a)	488,300	8,225,913
		60,052,613
China — 1.4%
China Medical Technologies, Inc. — ADR (a)	91,700	1,030,708
Global Education & Technology Group Ltd. — ADR (a)	91,500	865,590
Parkson Retail Group Ltd.	2,415,800	3,720,649
ShangPharma Corp. — ADR (a)	33,300	382,950
Shenzhen Expressway Co., Ltd.	8,423,100	4,993,536
WuXi PharmaTech Cayman, Inc. — ADR (a)	368,400	5,945,976
		16,939,409
Cyprus — 0.2%
Songa Offshore SE (a)	390,600	2,108,687
Finland — 1.2%
Pohjola Bank Plc	478,400	5,739,383
Ramirent Oyj	664,550	8,741,944
		14,481,327
France — 1.7%
Bonduelle SA (a)	64,900	6,199,661
Eurofins Scientific SA	76,275	5,493,826
GameLoft (a)	742,383	5,424,996
Ingenico	97,300	3,526,084
		20,644,567
Germany — 5.0%
Asian Bamboo AG	85,800	4,523,122
Deutsche Euroshop AG	245,287	9,477,766
GEA Group AG	335,050	9,682,346
Gerresheimer AG (a)	195,500	8,592,757
Paion AG (a)	475,886	1,424,475

Common Stocks	Shares	Value
Germany (concluded)
Rheinmetall AG	170,200	$ 13,634,010
Salzgitter AG	51,500	3,981,639
Symrise AG	277,400	7,600,780
		58,916,895
Hong Kong — 1.8%
City Telecom (HK) Ltd. — ADR	96,900	1,435,089
Clear Media Ltd. (a)	4,052,000	2,710,786
Li Ning Co., Ltd.	200	424
Midland Holdings Ltd.	2,998,300	2,457,250
Ming Fai International Holdings Ltd.	7,602,100	3,129,407
Ports Design Ltd.	2,010,700	5,547,937
Techtronic Industries Co.	4,920,500	6,416,480
		21,697,373
India — 2.7%
Anant Raj Industries Ltd.	577,300	1,383,603
Apollo Tyres Ltd.	1,217,300	1,814,609
Aurobindo Pharma Ltd.	284,200	8,349,152
Container Corp. of India	156,300	4,429,506
The Great Eastern Shipping Co. Ltd.	343,600	2,644,786
PTC India Ltd.	2,728,800	7,807,177
United Phosphorus Ltd.	1,311,200	5,068,744
		31,497,577
Ireland — 1.3%
Ryanair Holdings Plc — ADR	314,396	9,670,821
XL Group Plc	249,900	5,452,818
		15,123,639
Israel — 0.8%
NICE Systems Ltd. — ADR (a)	255,600	8,920,440
Italy — 0.4%
DiaSorin SpA	114,600	4,931,509
Japan — 2.5%
Asics Corp.	432,950	5,541,571
Don Quijote Co., Ltd.	189,000	5,750,894
Hisaka Works Ltd.	298,500	3,928,178
Koito Manufacturing Co., Ltd.	174,200	2,708,164
Kureha Chemical Industry Co., Ltd.	1,423,200	8,564,853
NGK Insulators Ltd.	208,400	3,385,254
		29,878,914
Malaysia — 0.5%
AirAsia Bhd (a)	7,299,300	5,986,896
Netherlands — 0.5%
TomTom NV (a)	561,400	5,929,160
Norway — 0.6%
Acergy SA	303,600	7,466,545
Singapore — 2.9%
Avago Technologies Ltd.	303,900	8,652,033
Cityspring Infrastructure Trust	15,891,300	7,070,294
Keppel Land Ltd.	2,417,900	9,053,367
Straits Asia Resources Ltd.	2,574,800	4,999,717
Wing Tai Holdings Ltd.	3,520,000	4,640,678
		34,416,089
South Africa — 0.5%
African Bank Investments Ltd.	928,900	5,466,396
South Korea — 1.0%
Celltrion, Inc. (a)	85,500	2,520,333
Dongbu Insurance Co., Ltd.	174,100	6,892,427
Kangwon Land, Inc.	122,400	3,016,329
		12,429,089

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Schedule of Investments (continued) BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Spain — 0.5%
Laboratorios Farmaceuticos Rovi SA	923,794	$ 5,920,601
Switzerland — 4.8%
Actelion Ltd. (a)	125,800	6,888,727
Addex Pharmaceuticals Ltd. (a)	100,700	1,056,542
Aryzta AG	210,200	9,709,686
Clariant AG (a)	156,900	3,179,170
Foster Wheeler AG (a)	231,500	7,991,380
Lindt & Spruengli AG 'R'	288	9,268,746
Rieter Holding AG (a)	13,031	4,722,071
Sulzer AG	54,800	8,360,341
Vontobel Holding AG	161,400	6,144,700
		57,321,363
Taiwan — 0.5%
Lite-On Technology Corp.	4,352,862	5,983,441
Thailand — 0.5%
Bank of Ayudhya PCL	156,600	132,470
Bank of Ayudhya PCL — DDR	3,678,900	3,142,534
Mermaid Maritime PCL (a)	7,639,205	2,563,602
		5,838,606
United Arab Emirates — 0.4%
Polarcus Ltd. (a)	5,036,600	5,190,607
United Kingdom — 7.2%
Afren Plc (a)	3,838,600	8,850,787
Britvic Plc	357,900	2,643,686
Charter International Plc	653,200	8,615,666
Close Brothers Group Plc	419,700	5,579,552
Domino's Pizza UK & IRL Plc	204,800	1,765,050
EasyJet Plc (a)	771,000	5,310,165
GKN Plc	1,033,100	3,585,933
Group 4Securicor Plc	1,588,997	6,303,559
Halfords Group Plc	900,000	6,430,189
Hikma Pharmaceuticals Plc	183,400	2,324,744
Inchcape Plc (a)	856,900	4,779,460
Intertek Group Plc	242,900	6,716,122
Ivory and Sime Plc	3,634,600	4,765,736
John Wood Group Plc	335,600	2,940,193
Premier Oil Plc (a)	80,409	2,455,398
Rexam Plc	1,471,072	7,639,840
Synergy Health Plc	400,600	5,482,915
		86,188,995
United States — 47.2%
Abercrombie & Fitch Co., Class A	25,800	1,486,854
Adtran, Inc.	188,200	6,814,722
Advanced Energy Industries, Inc. (a)	192,752	2,629,137
Aegerion Pharmaceuticals, Inc. (a)	171,700	2,432,989
Alpha Natural Resources, Inc. (a)	138,600	8,320,158
Aqua America, Inc.	310,700	6,984,536
Arch Coal, Inc.	102,100	3,579,626
Ariba, Inc. (a)	372,300	8,745,327
Arris Group, Inc. (a)	708,800	7,952,736
Art Technology Group, Inc. (a)	941,500	5,630,170
Autoliv, Inc.	82,500	6,512,550
BMC Software, Inc. (a)	181,600	8,560,624
Bill Barrett Corp. (a)	192,700	7,925,751
BioMarin Pharmaceuticals, Inc. (a)	284,800	7,669,664
Blackboard, Inc. (a)(c)	201,300	8,313,690
BorgWarner, Inc. (a)	80,150	5,799,654
Brocade Communications Systems, Inc. (a)	1,135,200	6,005,208
Brown & Brown, Inc.	314,000	7,517,160
CB Richard Ellis Group, Inc. (a)	407,000	8,335,360
Cadence Design Systems, Inc. (a)	539,850	4,459,161
Camden Property Trust	96,200	5,192,876

Common Stocks	Shares	Value
United States (continued)
CardioNet, Inc. (a)	212,400	$ 994,032
Celanese Corp., Series A	247,400	10,185,458
Cepheid, Inc. (a)	236,600	5,382,650
Checkpoint Systems, Inc. (a)	362,300	7,445,265
Cliffs Natural Resources, Inc.	55,598	4,337,200
ComScore, Inc. (a)	167,400	3,734,694
Corporate Office Properties Trust	142,100	4,966,395
Covanta Holding Corp.	292,550	5,028,935
Coventry Health Care, Inc. (a)	298,700	7,885,680
Cullen/Frost Bankers, Inc.	113,000	6,906,560
DSP Group, Inc. (a)	793,800	6,461,532
Delta Air Lines, Inc. (a)	286,100	3,604,860
Developers Diversified Realty Corp.	426,700	6,012,203
Discover Financial Services, Inc.	401,700	7,443,501
Drew Industries, Inc.	211,800	4,812,096
Electronic Arts, Inc. (a)	450,200	7,374,276
Electronics for Imaging, Inc. (a)	332,300	4,755,213
FTI Consulting, Inc. (a)	88,300	3,291,824
Foot Locker, Inc.	446,900	8,768,178
The Fresh Market, Inc. (a)	10,200	420,240
Frontier Oil Corp.	174,700	3,146,347
Guess?, Inc.	198,050	9,371,726
Health Net, Inc. (a)	98,600	2,690,794
Home Properties, Inc.	108,100	5,998,469
IDEX Corp.	249,350	9,754,572
IPC The Hospitalist Co., Inc. (a)	189,100	7,376,791
Intersil Corp., Class A	306,100	4,674,147
j2 Global Communications, Inc. (a)	321,300	9,301,635
JDS Uniphase Corp. (a)	619,600	8,971,808
LKQ Corp. (a)	327,663	7,444,503
Landstar System, Inc.	164,250	6,724,395
MSCI, Inc. (a)	183,800	7,160,848
The Macerich Co. (c)	90,175	4,271,590
Manpower, Inc.	85,600	5,372,256
Maxim Integrated Products, Inc.	289,300	6,833,266
Meadowbrook Insurance Group, Inc.	756,700	7,756,175
Mentor Graphics Corp. (a)	632,050	7,584,600
Merit Medical Systems, Inc. (a)	95,761	1,515,897
Molex, Inc. (c)	319,700	7,263,584
Nordson Corp. (c)	81,450	7,483,626
Northeast Utilities, Inc.	266,300	8,489,644
Nuance Communications, Inc. (a)(c)	531,900	9,669,942
Oasis Petroleum, Inc. (a)	287,300	7,791,576
PMC-Sierra, Inc. (a)	676,600	5,811,994
Packaging Corp. of America	289,900	7,491,016
PartnerRe Ltd.	62,000	4,981,700
Patterson-UTI Energy, Inc.	364,100	7,846,355
People's United Financial, Inc.	260,974	3,656,246
PetroHawk Energy Corp. (a)	180,900	3,301,425
Pharmaceutical Product Development, Inc.	327,900	8,899,206
Phillips-Van Heusen Corp.	116,600	7,346,966
Polycom, Inc. (a)	64,950	2,531,751
QLogic Corp. (a)	467,200	7,951,744
Radiant Systems, Inc. (a)	191,400	3,745,698
Regis Corp.	259,800	4,312,680
SVB Financial Group (a)	136,000	7,214,800
SemiLeds Corp. (a)	48,300	1,403,115
Silgan Holdings, Inc.	169,400	6,066,214
Steel Dynamics, Inc.	256,700	4,697,610
Stratasys, Inc. (a)(c)	161,100	5,258,304
Superior Energy Services, Inc. (a)	96,700	3,383,533
Support.com Inc. (a)	1,307,379	8,471,816
The Talbots, Inc. (a)	172,800	1,472,256
Tanger Factory Outlet Centers, Inc.	69,200	3,542,348
Terex Corp. (a)	258,050	8,009,872

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 19

Schedule of Investments (continued) BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
United States (concluded)
Timken Co.		242,700	$ 11,584,071
Urban Outfitters, Inc. (a)		218,700	7,831,647
VeriFone Systems, Inc. (a)		66,300	2,556,528
The Warnaco Group, Inc. (a)		124,850	6,875,489
Watsco, Inc.		37,500	2,365,500
Whiting Petroleum Corp. (a)		41,100	4,816,509
Winnebago Industries, Inc. (a)		264,150	4,015,080
Zoran Corp. (a)		807,850	7,109,080
			561,877,489
Total Long-Term Investments
(Cost — $905,887,092) — 98.3%			1,171,138,555
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.17% (d)(e)		20,649,914	20,649,914
		Beneficial
		Interest
		(000)
BlackRock Liquidity Series, LLC
Money Market Series, 0.22% (d)(e)(f)	USD	17,281	17,281,350
Total Money Market Funds — 3.2%			37,931,264
Total Short-Term Securities
(Cost — $37,931,264) — 3.2%			37,931,264
Total Investments (Cost — $943,818,356*) — 101.5%			1,209,069,819
Liabilities in Excess of Other Assets — (1.5)%			(18,195,239)
Net Assets — 100.0%			$1,190,874,580

* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 956,385,735
Gross unrealized appreciation	$ 292,010,629
Gross unrealized depreciation	(39,326,545)
Net unrealized appreciation	$ 252,684,084

(a) Non-income producing security.
(b) Investments in companies (whereby the Fund held 5% or more of the companies’
outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares Held at			Shares Held at	Value at
	June 30,	Shares	Shares	December 31,	December 31	Realized
Affiliate	2010	Purchased	Sold	2010	2010	Gain	Income
DiagnoCure, Inc.	4,278,880	92,700	—	4,371,580	$4,484,574	—	—

(c) Security, or a portion of security, is on loan.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/Beneficial	Shares/Beneficial
	Interest Held		Interest Held
	at June 30,	Net	at December 31,
Affiliate	2010	Activity	2010	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	43,736,833 (23,086,919) 20,649,914			$29,692
BlackRock Liquidity
Series, LLC,
Money Market
Series	$47,536,750 $(30,255,400)		$17,281,350	$31,985

(e) Represents the current yield as of report date.
(f) Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Schedule of Investments (continued) BlackRock Global SmallCap Fund, Inc.

•Foreign currency exchange contracts as of December 31, 2010 were as follows:
						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
USD	365,009	EUR	278,378	State Street	01/03/11	$ (6,987)
				Global
				Markets, LLC
USD	412,116	HKD	3,207,653	State Street	01/03/11	(561)
				Global
				Markets, LLC.
USD	168,237	MYR	516,571	Brown	01/03/11	709
				Brothers
				Harriman & Co
USD	52,133	EUR	39,452	State Street	01/04/11	(586)
				Global
				Markets, LLC
SGD	290,427	USD	226,862	State Street	01/05/11	(558)
				Global
				Markets, LLC
AUD	508,368	USD	514,789	State Street	01/05/11	5,170
				Global
				Markets, LLC
USD	41,103	EUR	30,963	State Street	01/05/11	(274)
				Global
				Markets, LLC
GBP	58,048	USD	89,552	State Street	01/05/11	950
				Global
				Markets, LLC
GBP	37,680	USD	58,957	State Street	01/06/11	(211)
				Global
				Markets, LLC
USD	96,412	GBP	61,618	State Street	01/06/11	345
				Global
				Markets, LLC
Total						$ (2,003)

•Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Long-Term
Investments:
Australia	$ 7,654,321	$ 38,098,700	—	$ 45,753,021
Austria	—	10,359,075	—	10,359,075
Bermuda	16,562,142	—	—	16,562,142
Brazil	13,256,090	—	—	13,256,090
Canada	60,052,613	—	—	60,052,613
China	8,225,224	8,714,185	—	16,939,409
Cyprus	—	2,108,687	—	2,108,687
Finland	—	14,481,327	—	14,481,327
France	5,493,826	15,150,741	—	20,644,567
Germany	5,947,597	52,969,298	—	58,916,895
Hong Kong	4,145,875	17,551,498	—	21,697,373
India	—	23,148,425	$ 8,349,152	31,497,577
Ireland	15,123,639	—	—	15,123,639
Israel	8,920,440	—	—	8,920,440
Italy	—	4,931,509	—	4,931,509
Japan	—	29,878,914	—	29,878,914
Malaysia	—	5,986,896	—	5,986,896
Netherlands .	—	5,929,160	—	5,929,160
Norway	—	7,466,545	—	7,466,545
Singapore	8,652,033	25,764,056	—	34,416,089
South Africa .	—	5,466,396	—	5,466,396
South Korea .	—	12,429,089	—	12,429,089
Spain	—	5,920,601	—	5,920,601
Switzerland	15,936,649	41,384,714	—	57,321,363
Taiwan	—	5,983,441	—	5,983,441
Thailand	—	5,838,606	—	5,838,606
United Arab
Emirates	—	5,190,607	—	5,190,607
United Kingdom	—	86,188,995	—	86,188,995
United States	561,877,489	—	—	561,877,489
Short-Term
Securities:
Money Market
Funds	20,649,914	17,281,350	—	37,931,264
Total	$752,497,852	$448,222,815	$ 8,349,152	$1,209,069,819

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 21

Schedule of Investments (concluded) BlackRock Global SmallCap Fund, Inc.

Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency
exchange
contracts	—	$ 7,174	—	$ 7,174
Liabilities:
Foreign currency
exchange
contracts	—	(9,177)	—	(9,177)
Total	—	$ (2,003)	—	$ (2,003)

1 Derivative financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common Stocks
Assets:
Balance, as of June 30, 2010	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	$ 1,997,320
Purchases	6,351,832
Sales	—
Transfers in3	—
Transfers out[3]	—
Balance, as of December 31, 2010	$ 8,349,152

2 Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations. The change in unrealized appreciation/deprecia-
tion on securities still held at December 31, 2010 was $1,997,320.
3 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

22 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited) BlackRock International Value Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.7%
National Australia Bank Ltd.	987,790	$ 23,965,318
Newcrest Mining Ltd.	373,655	15,498,686
Suncorp Group Ltd.	1,677,761	14,774,884
		54,238,888
Brazil — 1.0%
Cyrela Brazil Realty SA	692,127	9,110,226
China — 2.8%
China Citic Bank	19,121,000	12,391,300
Evergrande Real Estate Group Ltd.	29,816,000	14,485,905
		26,877,205
Finland — 1.0%
KCI Konecranes Oyj	235,422	9,727,247
France — 7.6%
European Aeronautic Defense and Space Co. (a)	582,816	13,599,939
Sanofi-Aventis	330,632	21,196,920
Societe Generale SA	241,877	13,014,542
Total SA	456,816	24,330,998
		72,142,399
Germany — 9.0%
Bayer AG	321,173	23,807,538
Bilfinger Berger AG	204,174	17,283,123
Daimler AG (a)	111,831	7,566,978
Deutsche Telekom AG	1,467,902	18,922,908
HeidelbergCement AG	294,619	18,491,033
		86,071,580
Japan — 21.6%
Bridgestone Corp.	627,800	12,084,508
Fuji Photo Film Co., Ltd.	477,700	17,206,119
Hitachi Ltd.	4,442,000	23,583,332
Komatsu Ltd.	657,700	19,794,694
Mitsubishi Corp.	815,300	21,973,737
Mitsubishi UFJ Financial Group, Inc.	3,204,800	17,280,664
Mitsui Chemicals, Inc.	4,223,000	15,055,914
Nippon Sheet Glass Co., Ltd.	3,636,000	9,752,650
Nippon Telegraph & Telephone Corp.	400,500	18,237,878
Nissan Motor Co., Ltd.	1,972,200	18,656,712
Nitto Denko Corp.	258,300	12,114,463
Sumitomo Corp.	1,385,300	19,501,237
		205,241,908
Mexico — 1.5%
America Movil, SA de CV — ADR	253,756	14,550,369
Netherlands — 3.4%
Koninklijke Ahold NV	1,031,465	13,625,810
Koninklijke Philips Electronics NV	618,767	18,969,614
		32,595,424
South Korea — 2.5%
LG Display Co. Ltd.	218,300	7,634,057
Samsung Electronics Co., Ltd.	19,048	15,907,668
		23,541,725
Spain — 7.2%
Banco Santander SA	1,946,978	20,746,507
Repsol YPF SA	785,525	21,997,385
Telefonica SA	1,125,859	25,703,227
		68,447,119
Sweden — 1.7%
Assa Abloy AB, Series B	570,116	16,082,220

Common Stocks		Shares	Value
Switzerland — 6.9%
Credit Suisse Group AG		310,203	$ 12,493,398
Novartis AG, Registered Shares		547,111	32,205,992
Swiss Reinsurance Co., Registered Shares		392,198	21,040,170
			65,739,560
Taiwan — 1.6%
Taiwan Semiconductor Manufacturing
Co., Ltd. — ADR	1,221,940		15,323,128
United Kingdom — 20.6%
Aviva Plc	2,052,669		12,617,519
BHP Billiton Plc		732,129	29,454,951
British American Tobacco Plc		639,940	24,616,044
Centrica Plc	4,473,137		23,176,776
Ladbrokes Plc	5,966,270		11,456,863
Lloyds TSB Group Plc (a)	18,232,556		18,821,550
Royal Dutch Shell Plc, Class B	1,103,557		36,543,990
Tesco Plc	3,464,937		22,976,187
United Business Media Ltd.	1,476,050		15,922,028
			195,585,908
Total Common Stocks — 94.1%			895,274,906
		Par
Participation Notes		(000)
India — 2.0%
Deutsche Bank AG (Axis Bank), due 8/17/17	USD	325,696	9,762,314
Morgan Stanley BV (Rolta India Ltd.), due 5/26/14		908,731	3,140,938
UBS AG (Glenmark Pharmaceuticals Ltd.),
due 12/18/12		764,410	6,225,355
Total Participation Notes — 2.0%			19,128,607
Total Long-Term Investments
(Cost — $795,754,212) — 96.1%			914,403,513
Short-Term Securities		Shares
Money Market Fund — 2.8%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.17% (b)(c)	26,452,685		26,452,685
		Par
Time Deposits		(000)
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.07%, 1/04/11	GBP	151,418	236,143
United States — 0.0%
Brown Brothers Harriman & Co., 0.12%, 1/03/11	USD	139	139
Total Time Deposits — 0.0%			236,282
Total Short-Term Securities
(Cost — $26,686,734) — 2.8%			26,688,967
Total Investments (Cost — $822,440,946*) — 98.9%			941,092,480
Other Assets Less Liabilities — 1.1%			10,167,577
Net Assets — 100.0%			$ 951,260,057

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 23

Schedule of Investments (concluded) BlackRock International Value Fund

* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 828,485,328
Gross unrealized appreciation	$ 127,064,982
Gross unrealized depreciation	(14,457,830)
Net unrealized appreciation	$ 112,607,152

(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at June 30,	Net	at December 31,
Affiliate	2010	Activity	2010	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	16,699,456	9,753,229	26,452,685	$13,718

(c) Represents the current yield as of report date.
•Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency		Currency			Settlement	Unrealized
Purchased			Sold	Counterparty	Date	Depreciation
USD	3,346,886	EUR	2,538,212	Bank of New York	1/3/11	$ (44,926)
USD	2,041,092	EUR	1,538,357	Goldman Sachs	1/4/11	(14,614)
Total						$ (59,540)

•Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Long-Term
Investments:
Australia	$ 14,774,884	$ 39,464,004	—	$ 54,238,888
Brazil	9,110,226	—	—	9,110,226
China	—	26,877,205	—	26,877,205
Finland	—	9,727,247	—	9,727,247
France	—	72,142,399	—	72,142,399
Germany	—	86,071,580	—	86,071,580
Japan	—	205,241,908	—	205,241,908
Mexico	14,550,369	--	—	14,550,369
Netherlands .	—	32,595,424	—	32,595,424
South Korea .	—	23,541,725	—	23,541,725
Spain	—	68,447,119	—	68,447,119
Sweden	—	16,082,220	—	16,082,220
Switzerland	—	65,739,560	—	65,739,560
Taiwan	15,323,128	—	—	15,323,128
United Kingdom	—	195,585,908	—	195,585,908
Participation Notes:
Long Term
Investments:
India	—	—	$19,128,607	19,128,607
Short-Term
Securities:
Money Market
Funds	26,452,685	—	—	26,452,685
Time Deposits	—	236,282	—	236,282
Total	$ 80,211,292	$841,752,581	$19,128,607	$941,092,480
Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Foreign Currency
Exchange
Contracts	—	$ (59,540)	— $	(59,540)

1 Derivative financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Participation
Notes
Assets:
Balance, as of June 30, 2010	—
Accrued discounts/premiums	—
Net realized gain (loss)	$ 95,178
Net change in unrealized appreciation/depreciation[2]	1,504,731
Purchases	4,920,733
Sales	(295,287)
Transfers in3	12,903,252
Transfers out[3]	—
Balance, as of December 31, 2010	$ 19,128,607

2 The change in unrealized appreciation/depreciation on securities still held at
December 31, 2010 was $4,359,179.
3 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Statements of Assets and Liabilities

		BlackRock	BlackRock	BlackRock
	BlackRock	Focus Value	Global SmallCap	International
December 31, 2010 (Unaudited)	EuroFund	Fund, Inc.	Fund, Inc.	Value Fund
Assets
Investments at value — unaffiliated[1,2]	$ 356,268,860	$ 152,276,414	$ 1,166,653,981	$ 914,639,795
Investments at value — affiliated[3]	876,188	8,877,615	42,415,838	26,452,685
Unrealized appreciation on foreign currency exchange contracts	10,027	—	7,174	—
Foreign currency at value[4]	55	—	1,397,017	494
Dividends receivable	1,226,062	153,122	1,389,311	6,890,752
Investments sold receivable	770,323	—	2,441,730	5,447,587
Capital shares sold receivable	312,657	60,567	1,854,401	1,305,559
Securities lending income receivable — affiliated	—	1,908	5,632	—
Prepaid expenses	23,948	22,030	43,284	52,555
Other assets	—	—	—	907
Total assets	359,488,120	161,391,656	1,216,208,368	954,790,334
Liabilities
Collateral on securities loaned at value	—	7,641,900	17,281,350	—
Unrealized depreciation on foreign currency exchange contracts	8,427	—	9,177	59,540
Capital shares redeemed payable	1,581,480	196,311	3,997,174	1,738,984
Investments purchased payable	1,022,883	—	1,986,394	—
Investment advisory fees payable	227,134	95,447	839,063	598,577
Service and distribution fees payable	69,134	26,505	410,707	232,888
Other affiliates payable	6,941	2,600	16,669	13,406
Officer's and Directors' fees payable	494	327	1,087	943
Deferred foreign capital gain tax payable	—	—	114,164	—
Other accrued expenses payable	223,216	41,965	677,224	885,939
Other liabilities payable	6	—	779	—
Total liabilities	3,139,715	8,005,055	25,333,788	3,530,277
Net Assets	$ 356,348,405	$ 153,386,601	$ 1,190,874,580	$ 951,260,057
Net Assets Consist of
Paid-in capital	$ 470,698,283	$ 168,750,263	$ 1,065,463,152	$ 1,175,104,745
Undistributed (distributions in excess of) net investment income	308,976	219,482	(5,004,729)	3,379,923
Accumulated net realized loss	(143,276,762)	(52,845,691)	(134,776,807)	(346,421,668)
Net unrealized appreciation/depreciation	28,617,908	37,262,547	265,192,964	119,197,057
Net Assets	$ 356,348,405	$ 153,386,601	$ 1,190,874,580	$ 951,260,057
[1] Securities loaned at value	—	$ 7,431,012	$ 16,696,683	—
[2] Investments at cost — unaffiliated	$ 327,690,623	$ 115,013,867	$ 891,583,407	$ 795,988,261
[3] Investments at cost — affiliated	$ 876,188	$ 8,877,615	$ 52,234,949	$ 26,452,685
[4] Foreign currency at cost	$ 56	—	$ 1,357,396	$ 486

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 25

Statements of Assets and Liabilities (concluded)

		BlackRock	BlackRock	BlackRock
	BlackRock	Focus Value	Global SmallCap	International
December 31, 2010 (Unaudited)	EuroFund	Fund, Inc.	Fund, Inc.	Value Fund
Net Asset Value
Institutional:
Net assets	$ 114,020,252	$ 69,141,592	$ 422,008,206	$ 477,391,466
Shares outstanding	8,866,705	5,942,778	18,044,525	21,927,131
Net asset value	$ 12.86	$ 11.63	$ 23.39	$ 21.77
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	50 million	100 million	Unlimited
Investor A:
Net assets	$ 213,148,852	$ 69,116,037	$ 335,603,073	$ 232,309,722
Shares outstanding	16,870,757	6,003,485	14,633,391	10,752,793
Net asset value	$ 12.63	$ 11.51	$ 22.93	$ 21.60
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	100 million	100 million	Unlimited
Investor B:
Net assets	$ 2,958,249	$ 1,847,489	$ 29,796,919	$ 26,088,431
Shares outstanding	282,630	178,076	1,377,365	1,248,077
Net asset value	$ 10.47	$ 10.37	$ 21.63	$ 20.90
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	100 million	100 million	Unlimited
Investor C:
Net assets	$ 23,633,891	$ 12,168,418	$ 354,743,241	$ 168,064,039
Shares outstanding	2,538,199	1,224,321	16,871,423	8,176,397
Net asset value	$ 9.31	$ 9.94	$ 21.03	$ 20.55
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	50 million	100 million	Unlimited
Class R:
Net assets	$ 2,587,161	$ 1,113,065	$ 48,723,141	$ 47,406,399
Shares outstanding	261,330	106,365	2,230,558	2,227,954
Net asset value	$ 9.90	$ 10.46	$ 21.84	$ 21.28
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	100 million	100 million	Unlimited

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Statements of Operations

		BlackRock	BlackRock	BlackRock
	BlackRock	Focus Value	Global SmallCap	International
Six Months Ended December 31, 2010 (Unaudited)	EuroFund	Fund, Inc.	Fund, Inc.	Value Fund
Investment Income
Dividends — unaffiliated	$ 2,856,907	$ 1,569,379	$ 8,731,377	$ 10,784,834
Foreign taxes withheld	(187,888)	(8,737)	(357,626)	(767,321)
Dividends — affiliated	4,841	1,030	29,692	13,718
Interest	—	—	715	1,022
Securities lending — affiliated	—	5,376	31,985	—
Total income	2,673,860	1,567,048	8,436,143	10,032,253
Expenses
Investment advisory	1,358,331	723,464	4,560,958	3,488,990
Service — Investor A	271,641	79,497	376,933	289,624
Service and distribution — Investor B	15,671	9,611	146,220	135,399
Service and distribution — Investor C	120,435	55,652	1,634,247	824,485
Service and distribution — Class R	6,077	2,286	110,242	120,119
Transfer agent — Institutional	119,895	32,860	288,092	419,813
Transfer agent — Investor A	157,326	47,687	320,837	296,080
Transfer agent — Investor B	14,674	3,742	60,878	85,619
Transfer agent — Investor C	30,522	12,452	493,769	461,664
Transfer agent — Class R	6,403	2,658	86,177	86,036
Custodian	48,986	5,465	130,126	147,727
Accounting services	47,481	13,702	142,458	127,888
Professional	44,837	34,393	52,801	47,228
Registration	38,019	33,549	46,159	40,911
Printing	21,310	17,797	49,808	69,328
Officer and Directors	14,159	10,846	20,062	20,407
Miscellaneous	20,999	14,916	28,522	29,502
Total expenses	2,336,766	1,100,577	8,548,289	6,690,820
Less fees waived by advisor	(1,690)	(181,242)	(9,575)	(4,788)
Total expenses after fees waived	2,335,076	919,335	8,538,714	6,686,032
Net investment income (loss)	338,784	647,713	(102,571)	3,346,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	24,393,050	6,921,592	45,033,515[1]	5,608,258
Foreign currency transactions	(30,826)	—	(18,542)	(29,527)
	24,362,224	6,921,592	45,014,973	5,578,731
Net change in unrealized appreciation/depreciation on:
Investments	54,133,988	26,407,725	219,815,668[2]	194,437,775
Foreign currency transactions	82,398	—	117,365	740,777
	54,216,386	26,407,725	219,933,033	195,178,552
Total realized and unrealized gain	78,578,610	33,329,317	264,948,006	200,757,283
Net Increase in Net Assets Resulting from Operations	$ 78,917,394	$ 33,977,030	$ 264,845,435	$ 204,103,504

1 Including a $607,547 foreign capital gains tax.
2 Including a $114,164 change in deferred foreign capital gains tax.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 27

Statements of Changes in Net Assets

	BlackRock		BlackRock
	EuroFund		Focus Value Fund, Inc.
	Six Months Ended		Six Months Ended
	December 31,	Year Ended	December 31,	Year Ended
	2010	June 30,	2010	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	$ 338,784	$ 6,412,256	$ 647,713	$ 1,563,377
Net realized gain	24,362,224	60,105,630	6,921,592	10,459,130
Net change in unrealized appreciation/depreciation	54,216,386	(55,140,804)	26,407,725	8,437,011
Net increase in net assets resulting from operations	78,917,394	11,377,082	33,977,030	20,459,518
Dividends to Shareholders From
Net investment income:
Institutional	(1,892,036)	(4,787,749)	(807,749)	(1,098,820)
Investor A	(3,199,961)	(7,712,559)	(643,282)	(639,493)
Investor B	—	(49,605)	—	(3,370)
Investor C	(284,076)	(929,917)	(43,239)	(54,217)
Class R	(35,722)	(96,261)	(5,736)	(4,123)
Decrease in net assets resulting from dividends to shareholders	(5,411,795)	(13,576,091)	(1,500,006)	(1,800,023)
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(34,511,732)	(66,918,607)	(15,896,631)	(28,753,823)
Redemption Fee
Redemption fee	675	3,932	—	—
Net Assets
Total increase (decrease) in net assets	38,994,542	(69,113,684)	16,580,393	(10,094,328)
Beginning of period	317,353,863	386,467,547	136,806,208	146,900,536
End of period	$ 356,348,405	$ 317,353,863	$153,386,601	$ 136,806,208
Undistributed net investment income	$ 308,976	$ 5,381,987	$ 219,482	$ 1,071,775

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Statements of Changes in Net Assets (concluded)

	BlackRock Global		BlackRock
	SmallCap Fund, Inc.		International Value Fund
	Six Months Ended		Six Months Ended
	December 31,	Year Ended	December 31,	Year Ended
	2010	June 30,	2010	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income (loss)	$ (102,571)	$ (2,327,011)	$ 3,346,221	$ 7,274,405
Net realized gain	45,014,973	71,128,008	5,578,731	180,636,031
Net change in unrealized appreciation/depreciation	219,933,033	35,343,593	195,178,552	(159,847,850)
Net increase in net assets resulting from operations	264,845,435	104,144,590	204,103,504	28,062,586
Dividends to Shareholders From
Net investment income:
Institutional	(3,077,979)	—	(795,932)	(14,158,979)
Investor A	(1,672,239)	—	—	(5,714,335)
Investor B	—	—	—	(359,168)
Investor C	—	—	—	(2,417,426)
Class R	(107,738)	—	—	(1,032,961)
Decrease in net assets resulting from dividends to shareholders	(4,857,956)	—	(795,932)	(23,682,869)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(20,354,811)	14,413,235	(69,305,673)	(101,613,873)
Redemption Fee
Redemption fee	17,583	26,871	17,028	29,624
Proceeds from Regulatory Settlement
Proceeds from regulatory settlement	—	—	—	768,948
Net Assets
Total increase (decrease) in net assets	239,650,251	118,584,696	134,018,927	(96,435,584)
Beginning of period	951,224,329	832,639,633	817,241,130	913,676,714
End of period	$ 1,190,874,580	$ 951,224,329	$ 951,260,057	$ 817,241,130
Undistributed (distributions in excess of) net investment income	$ (5,004,729)	$ (44,202)	$ 3,379,923	$ 829,634

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 29

Financial Highlights BlackRock EuroFund

				Institutional

	Six Months			Period
	Ended			November 1,
	December 31,	Year Ended June 30,		2007 to	Year Ended October 31,
	2010			June 30,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 10.41	$ 10.65	$ 18.07	$ 25.59	$ 23.02	$ 17.54	$ 15.25
Net investment income[1]	0.02	0.21	0.33	0.43	0.46	0.55	0.36
Net realized and unrealized gain (loss)	2.64	(0.05)	(6.63)	(3.61)	4.56	5.32	2.15
Net increase (decrease) from investment operations	2.66	0.16	(6.30)	(3.18)	5.02	5.87	2.51
Dividends and distributions from:
Net investment income	(0.21)	(0.40)	(0.40)	(0.55)	(0.72)	(0.39)	(0.22)
Net realized gain	—	—	(0.72)	(3.79)	(1.74)	—	—
Total dividends and distributions	(0.21)	(0.40)	(1.12)	(4.34)	(2.46)	(0.39)	(0.22)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]
Net asset value, end of period	$ 12.86	$ 10.41	$ 10.65	$ 18.07	$ 25.59	$ 23.02	$ 17.54
Total Investment Return[3]
Based on net asset value	25.58%[4,5]	0.78%[5]	(34.12)%[5]	(13.97)%[4]	24.46%	34.03%[6]	16.52%
Ratios to Average Net Assets
Total expenses	1.09%[7]	1.09%	1.11%	1.03%[7]	1.01%	0.99%	0.99%
Total expenses after fees waived	1.09%[7]	1.08%	1.11%	1.03%[7]	1.01%	0.99%	0.99%
Net investment income	0.39%[7]	1.73%	2.83%	3.23%[7]	2.01%	2.68%	2.09%
Supplemental Data
Net assets, end of period (000)	$ 114,020	$ 101,632	$ 133,540	$ 274,010	$ 361,175	$ 330,849	$ 261,358
Portfolio turnover	78%	161%	124%	30%	63%	76%	72%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
7 Annualized.

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Financial Highlights (continued) BlackRock EuroFund

				Investor A

	Six Months			Period
	Ended			November 1,
	December 31,	Year Ended June 30,		2007 to	Year Ended October 31,
	2010			June 30,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 10.22	$ 10.47	$ 17.78	$ 25.24	$ 22.72	$ 17.33	$ 15.07
Net investment income[1]	0.01	0.18	0.30	0.40	0.44	0.50	0.31
Net realized and unrealized gain (loss)	2.59	(0.05)	(6.52)	(3.56)	4.48	5.24	2.12
Net increase (decrease) from investment operations	2.60	0.13	(6.22)	(3.16)	4.92	5.74	2.43
Dividends and distributions from:
Net investment income	(0.19)	(0.38)	(0.37)	(0.51)	(0.67)	(0.35)	(0.17)
Net realized gain	—	—	(0.72)	(3.79)	(1.74)	—	—
Total dividends and distributions	(0.19)	(0.38)	(1.09)	(4.30)	(2.41)	(0.35)	(0.17)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]
Net asset value, end of period	$ 12.63	$ 10.22	$ 10.47	$ 17.78	$ 25.24	$ 22.72	$ 17.33
Total Investment Return[3]
Based on net asset value	25.43%[4,5]	0.53%[5]	(34.21)%[5]	(14.09)%[4]	24.29%	33.64%[6]	16.20%
Ratios to Average Net Assets
Total expenses	1.28%[7]	1.28%	1.30%	1.21%[7]	1.20%	1.24%	1.24%
Total expenses after fees waived	1.27%[7]	1.28%	1.30%	1.21%[7]	1.20%	1.24%	1.24%
Net investment income	0.20%[7]	1.51%	2.68%	3.07%[7]	1.92%	2.49%	1.84%
Supplemental Data
Net assets, end of period (000)	$ 213,149	$ 189,788	$ 219,697	$ 427,206	$ 550,341	$ 453,104	$ 312,606
Portfolio turnover	78%	161%	124%	30%	63%	76%	72%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
7 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 31

Financial Highlights (continued) BlackRock EuroFund

				Investor B

	Six Months			Period
	Ended			November 1,
	December 31,	Year Ended June 30,		2007 to	Year Ended October 31,
	2010			June 30,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 8.41	$ 8.57	$ 14.70	$ 21.49	$ 19.59	$ 14.99	$ 13.08
Net investment income (loss)[1]	(0.07)	(0.01)	0.11	0.19	0.17	0.30	0.16
Net realized and unrealized gain (loss)	2.13	(0.04)	(5.35)	(2.94)	3.86	4.54	1.84
Net increase (decrease) from investment operations	2.06	(0.05)	(5.24)	(2.75)	4.03	4.84	2.00
Dividends and distributions from:
Net investment income	—	(0.11)	(0.17)	(0.25)	(0.40)	(0.24)	(0.09)
Net realized gain	—	—	(0.72)	(3.79)	(1.74)	—	—
Total dividends and distributions	—	(0.11)	(0.89)	(4.04)	(2.14)	(0.24)	(0.09)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]
Net asset value, end of period	$ 10.47	$ 8.41	$ 8.57	$ 14.70	$ 21.49	$ 19.59	$ 14.99
Total Investment Return[3]
Based on net asset value	24.49%[4,5]	(0.85)%[5]	(34.98)%[5]	(14.61)%[4]	23.12%	32.63%[6]	15.28%
Ratios to Average Net Assets
Total expenses	2.82%[7]	2.64%	2.47%	2.10%[7]	2.12%	2.01%	2.01%
Total expenses after fees waived	2.82%[7]	2.64%	2.47%	2.10%[7]	2.12%	2.01%	2.01%
Net investment income (loss)	(1.33)%[7]	(0.05)%	1.11%	1.77%[7]	0.98%	1.73%	1.06%
Supplemental Data
Net assets, end of period (000)	$ 2,958	$ 2,854	$ 5,013	$ 19,943	$ 42,829	$ 62,273	$ 103,836
Portfolio turnover	78%	161%	124%	30%	63%	76%	72%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
7 Annualized.

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Financial Highlights (continued) BlackRock EuroFund

				Investor C

	Six Months			Period
	Ended			November 1,
	December 31,	Year Ended June 30,		2007 to	Year Ended October 31,
	2010			June 30,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 7.54	$ 7.81	$ 13.67	$ 20.42	$ 18.86	$ 14.47	$ 12.64
Net investment income (loss)[1]	(0.03)	0.06	0.15	0.22	0.21	0.29	0.15
Net realized and unrealized gain (loss)	1.91	(0.03)	(5.02)	(2.79)	3.63	4.36	1.78
Net increase (decrease) from investment operations	1.88	0.03	(4.87)	(2.57)	3.84	4.65	1.93
Dividends and distributions from:
Net investment income	(0.11)	(0.30)	(0.27)	(0.39)	(0.55)	(0.26)	(0.10)
Net realized gain	—	—	(0.72)	(3.79)	(1.74)	—	—
Total dividends and distributions	(0.11)	(0.30)	(0.99)	(4.18)	(2.29)	(0.26)	(0.10)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]
Net asset value, end of period	$ 9.31	$ 7.54	$ 7.81	$ 13.67	$ 20.42	$ 18.86	$ 14.47
Total Investment Return[3]
Based on net asset value	24.95%[4,5]	(0.36)%[5]	(34.75)%[5]	(14.57)%[4]	23.26%	32.57%[6]	15.33%
Ratios to Average Net Assets
Total expenses	2.13%[7]	2.13%	2.15%	2.01%[7]	2.00%	2.01%	2.02%
Total expenses after fees waived	2.13%[7]	2.13%	2.15%	2.01%[7]	2.00%	2.01%	2.02%
Net investment income (loss)	(0.65)%[7]	0.64%	1.73%	2.21%[7]	1.11%	1.71%	1.05%
Supplemental Data
Net assets, end of period (000)	$ 23,634	$ 20,997	$ 25,504	$ 56,909	$ 79,355	$ 60,160	$ 44,881
Portfolio turnover	78%	161%	124%	30%	63%	76%	72%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
7 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 33

Financial Highlights (concluded) BlackRock EuroFund

				Class R

	Six Months			Period
	Ended			November 1,
	December 31,	Year Ended June 30,		2007 to	Year Ended October 31,
	2010			June 30,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 8.02	$ 8.29	$ 14.50	$ 21.45	$ 19.74	$ 15.14	$ 13.23
Net investment income (loss)[1]	(0.02)	0.08	0.20	0.29	0.29	0.41	0.18
Net realized and unrealized gain (loss)	2.04	(0.02)	(5.36)	(2.97)	3.80	4.55	1.93
Net increase (decrease) from investment operations	2.02	0.06	(5.16)	(2.68)	4.09	4.96	2.11
Dividends and distributions from:
Net investment income	(0.14)	(0.33)	(0.33)	(0.48)	(0.65)	(0.36)	(0.20)
Net realized gain	—	—	(0.72)	(3.79)	(1.74)	—	—
Total dividends and distributions	(0.14)	(0.33)	(1.05)	(4.27)	(2.39)	(0.36)	(0.20)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]
Net asset value, end of period	$ 9.90	$ 8.02	$ 8.29	$ 14.50	$ 21.45	$ 19.74	$ 15.14
Total Investment Return[3]
Based on net asset value	25.18%[4,5]	(0.05)%[5]	(34.73)%[5]	(14.39)%[4]	23.60%	33.36%[6]	16.01%
Ratios to Average Net Assets
Total expenses	1.88%[7]	1.87%	2.02%	1.72%[7]	1.71%	1.49%	1.48%
Total expenses after fees waived	1.88%[7]	1.86%	2.02%	1.72%[7]	1.71%	1.49%	1.48%
Net investment income (loss)	(0.41)%[7]	0.87%	2.29%	2.73%[7]	1.48%	2.30%	1.10%
Supplemental Data
Net assets, end of period (000)	$ 2,587	$ 2,083	$ 2,713	$ 3,840	$ 4,509	$ 1,948	$ 823
Portfolio turnover	78%	161%	124%	30%	63%	76%	72%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
7 Annualized.

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Financial Highlights BlackRock Focus Value Fund, Inc.

				Institutional

	Six Months			Period
	Ended			August 1,
	December 31,	Year Ended June 30,		2007 to	Year Ended July 31,
	2010			June 30,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.29	$ 8.31	$ 10.81	$ 15.47	$ 14.84	$ 14.27	$ 12.16
Net investment income[1]	0.06	0.11	0.15	0.13	0.17	0.12	0.07
Net realized and unrealized gain (loss)	2.42	0.99	(2.49)	(2.62)	2.15	0.99	2.04
Net increase (decrease) from investment operations	2.48	1.10	(2.34)	(2.49)	2.32	1.11	2.11
Dividends and distributions from:
Net investment income	(0.14)	(0.12)	(0.16)	(0.16)	(0.18)	(0.06)	—
Net realized gain	—	—	—	(2.01)	(1.51)	(0.48)	—
Total dividends and distributions	(0.14)	(0.12)	(0.16)	(2.17)	(1.69)	(0.54)	—
Net asset value, end of period	$ 11.63	$ 9.29	$ 8.31	$ 10.81	$ 15.47	$ 14.84	$ 14.27
Total Investment Return[2]
Based on net asset value	26.74%[3]	13.16%	(21.37)%	(18.55)%[3]	16.67%	8.06%	17.35%
Ratios to Average Net Assets
Total expenses	1.28%[4]	1.31%	1.38%	1.25%[4]	1.22%	1.26%	1.26%
Total expenses after fees waived and paid indirectly	1.03%[4]	1.06%	1.13%	1.00%[4]	0.97%	1.01%	1.01%
Net investment income	1.13%[4]	1.15%	1.79%	1.14%[4]	1.10%	0.83%	0.52%
Supplemental Data
Net assets, end of period (000)	$ 69,142	$ 65,787	$ 76,359	$ 113,990	$ 162,915	$ 158,175	$ 173,121
Portfolio turnover	13%	61%	112%	87%	65%	100%	72%

1 Based on average shares outstanding.
2 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 35

Financial Highlights (continued) BlackRock Focus Value Fund, Inc.

				Investor A

	Six Months			Period
	Ended			August 1,
	December 31,	Year Ended June 30,		2007 to	Year Ended July 31,
	2010			June 30,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.18	$ 8.22	$ 10.67	$ 15.29	$ 14.68	$ 14.12	$ 12.06
Net investment income[1]	0.04	0.08	0.12	0.10	0.13	0.08	0.04
Net realized and unrealized gain (loss)	2.40	0.98	(2.45)	(2.59)	2.12	0.98	2.02
Net increase (decrease) from investment operations	2.44	1.06	(2.33)	(2.49)	2.25	1.06	2.06
Dividends and distributions from:
Net investment income	(0.11)	(0.10)	(0.12)	(0.12)	(0.13)	(0.02)	—
Net realized gain	—	—	—	(2.01)	(1.51)	(0.48)	—
Total dividends and distributions	(0.11)	(0.10)	(0.12)	(2.13)	(1.64)	(0.50)	—
Net asset value, end of period	$ 11.51	$ 9.18	$ 8.22	$ 10.67	$ 15.29	$ 14.68	$ 14.12
Total Investment Return[2]
Based on net asset value	26.62%[3]	12.79%	(21.61)%	(18.77)%[3]	16.30%	7.79%	17.08%
Ratios to Average Net Assets
Total expenses	1.58%[4]	1.60%	1.69%	1.55%[4]	1.49%	1.51%	1.51%
Total expenses after fees waived and paid indirectly	1.33%[4]	1.35%	1.44%	1.30%[4]	1.24%	1.26%	1.26%
Net investment income	0.84%[4]	0.86%	1.47%	0.83%[4]	0.83%	0.58%	0.27%
Supplemental Data
Net assets, end of period (000)	$ 69,116	$ 58,125	$ 55,243	$ 92,545	$ 134,585	$ 126,028	$ 135,696
Portfolio turnover	13%	61%	112%	87%	65%	100%	72%

1 Based on average shares outstanding.
2 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Annualized.

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Financial Highlights (continued) BlackRock Focus Value Fund, Inc.

				Investor B

	Six Months			Period
	Ended			August 1,
	December 31,	Year Ended June 30,		2007 to	Year Ended July 31,
	2010			June 30,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 8.23	$ 7.37	$ 9.53	$ 13.86	$ 13.37	$ 12.98	$ 11.17
Net investment income (loss)[1]	(0.01)	(0.00)[2]	0.04	0.00[3]	0.01	(0.03)	(0.06)
Net realized and unrealized gain (loss)	2.15	0.87	(2.17)	(2.33)	1.92	0.90	1.87
Net increase (decrease) from investment operations	2.14	0.87	(2.13)	(2.33)	1.93	0.87	1.81
Dividends and distributions from:
Net investment income	—	(0.01)	(0.03)	—	(0.00)[2]	—	—
Net realized gain	—	—	—	(2.00)	(1.44)	(0.48)	—
Total dividends and distributions	—	(0.01)	(0.03)	(2.00)	(1.44)	(0.48)	—
Net asset value, end of period	$ 10.37	$ 8.23	$ 7.37	$ 9.53	$ 13.86	$ 13.37	$ 12.98
Total Investment Return[4]
Based on net asset value	26.00%[5]	11.76%	(22.29)%	(19.43)%[5]	15.37%	6.97%	16.20%
Ratios to Average Net Assets
Total expenses	2.57%[6]	2.52%	2.59%	2.36%[6]	2.28%	2.28%	2.28%
Total expenses after fees waived and paid indirectly	2.32%[6]	2.27%	2.34%	2.11%[6]	2.03%	2.03%	2.03%
Net investment income (loss)	(0.15)%[6]	(0.04)%	0.59%	0.02%[6]	0.07%	(0.21)%	(0.50)%
Supplemental Data
Net assets, end of period (000)	$ 1,847	$ 1,967	$ 4,051	$ 9,345	$ 19,000	$ 26,537	$ 42,351
Portfolio turnover	13%	61%	112%	87%	65%	100%	72%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Amount is less than $0.01 per share.
4 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 37

Financial Highlights (continued) BlackRock Focus Value Fund, Inc.

				Investor C

	Six Months			Period
	Ended			August 1,
	December 31,	Year Ended June 30,		2007 to	Year Ended July 31,
	2010			June 30,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 7.91	$ 7.10	$ 9.21	$ 13.49	$ 13.07	$ 12.71	$ 10.94
Net investment income (loss)[1]	0.00[2]	0.00[2]	0.05	0.01	0.01	(0.03)	(0.06)
Net realized and unrealized gain (loss)	2.07	0.85	(2.11)	(2.26)	1.90	0.87	1.83
Net increase (decrease) from investment operations	2.07	0.85	(2.06)	(2.25)	1.91	0.84	1.77
Dividends and distributions from:
Net investment income	(0.04)	(0.04)	(0.05)	(0.02)	(0.01)	—	—
Net realized gain	—	—	—	(2.01)	(1.48)	(0.48)	—
Total dividends and distributions	(0.04)	(0.04)	(0.05)	(2.03)	(1.49)	(0.48)	—
Net asset value, end of period	$ 9.94	$ 7.91	$ 7.10	$ 9.21	$ 13.49	$ 13.07	$ 12.71
Total Investment Return[3]
Based on net asset value	26.14%[4]	11.91%	(22.26)%	(19.42)%[4]	15.50%	6.88%	16.18%
Ratios to Average Net Assets
Total expenses	2.41%[5]	2.43%	2.51%	2.33%[5]	2.26%	2.28%	2.29%
Total expenses after fees waived and paid indirectly	2.15%[5]	2.17%	2.26%	2.08%[5]	2.01%	2.03%	2.04%
Net investment income (loss)	0.02%[5]	0.04%	0.65%	0.05%[5]	0.06%	(0.21)%	(0.50)%
Supplemental Data
Net assets, end of period (000)	$ 12,168	$ 10,063	$ 10,539	$ 16,687	$ 25,334	$ 23,819	$ 31,391
Portfolio turnover	13%	61%	112%	87%	65%	100%	72%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

38 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Financial Highlights (concluded) BlackRock Focus Value Fund, Inc.

				Class R

	Six Months			Period
	Ended			August 1,
	December 31,	Year Ended June 30,		2007 to	Year Ended July 31,
	2010			June 30,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 8.34	$ 7.48	$ 9.72	$ 14.15	$ 13.71	$ 13.23	$ 11.33
Net investment income[1]	0.01	0.01	0.04	0.02	0.06	0.05	0.00[2]
Net realized and unrealized gain (loss)	2.16	0.89	(2.22)	(2.37)	1.98	0.91	1.90
Net increase (decrease) from investment operations	2.17	0.90	(2.18)	(2.35)	2.04	0.96	1.90
Dividends and distributions from:
Net investment income	(0.05)	(0.04)	(0.06)	(0.07)	(0.09)	(0.00)[3]	—
Net realized gain	—	—	—	(2.01)	(1.51)	(0.48)	—
Total dividends and distributions	(0.05)	(0.04)	(0.06)	(2.08)	(1.60)	(0.48)	—
Net asset value, end of period	$ 10.46	$ 8.34	$ 7.48	$ 9.72	$ 14.15	$ 13.71	$ 13.23
Total Investment Return[4]
Based on net asset value	26.11%[5]	12.04%	(22.27)%	(19.29)%[5]	15.85%	7.56%	16.77%
Ratios to Average Net Assets
Total expenses	2.26%[6]	2.29%	2.60%	2.22%[6]	1.90%	1.76%	1.76%
Total expenses after fees waived and paid indirectly	2.01%[6]	2.04%	2.35%	1.97%[6]	1.65%	1.51%	1.51%
Net investment income	0.18%[6]	0.16%	0.55%	0.15%[6]	0.43%	0.34%	0.03%
Supplemental Data
Net assets, end of period (000)	$ 1,113	$ 864	$ 708	$ 708	$ 741	$ 609	$ 513
Portfolio turnover	13%	61%	112%	87%	65%	100%	72%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Amount is less than $(0.01) per share.
4 Where applicable, total investment returns include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 39

Financial Highlights BlackRock Global SmallCap Fund, Inc.

			Institutional
Six Months
Ended
December 31,
	2010		Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 18.32	$ 16.17	$ 24.45	$ 29.24	$ 25.77	$ 23.62
Net investment income[1]	0.05	0.06	0.11	0.12	0.11	0.08
Net realized and unrealized gain (loss)[2]	5.19	2.09	(6.59)	(0.30)	6.37	3.79
Net increase (decrease) from investment operations	5.24	2.15	(6.48)	(0.18)	6.48	3.87
Dividends and distributions from:
Net investment income	(0.17)	—	(0.04)	(0.32)	—	(0.03)
Net realized gain	—	—	(1.76)	(4.29)	(3.01)	(1.69)
Total dividends and distributions	(0.17)	—	(1.80)	(4.61)	(3.01)	(1.72)
Net asset value, end of period	$ 23.39	$ 18.32	$ 16.17	$ 24.45	$ 29.24	$ 25.77
Total Investment Return[3]
Based on net asset value	28.64%[4,5]	13.30%[5]	(27.75)%[5]	(1.08)%	28.15%	16.80%
Ratios to Average Net Assets
Total expenses	1.09%[6]	1.12%	1.20%	1.12%	1.15%	1.22%
Total expenses after fees waived	1.09%[6]	1.12%	1.20%	1.12%	1.15%	1.22%
Net investment income	0.48%[6]	0.31%	0.65%	0.46%	0.42%	0.31%
Supplemental Data
Net assets, end of period (000)	$ 422,008	$326,440	$250,720	$399,802	$411,767	$352,779
Portfolio turnover	41%	73%	114%	97%	95%	96%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 Annualized.

See Notes to Financial Statements.

40 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Financial Highlights (continued) BlackRock Global SmallCap Fund, Inc.

			Investor A
Six Months
Ended
December 31,
	2010		Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 17.95	$ 15.89	$ 24.10	$ 28.85	$ 25.50	$ 23.39
Net investment income (loss)[1]	0.02	(0.00)[2]	0.06	0.05	0.04	0.02
Net realized and unrealized gain (loss)[3]	5.07	2.06	(6.50)	(0.30)	6.29	3.75
Net increase (decrease) from investment operations	5.09	2.06	(6.44)	(0.25)	6.33	3.77
Dividends and distributions from:
Net investment income	(0.11)	—	(0.01)	(0.25)	—	—
Net realized gain	—	—	(1.76)	(4.25)	(2.98)	(1.66)
Total dividends and distributions	(0.11)	—	(1.77)	(4.50)	(2.98)	(1.66)
Net asset value, end of period	$ 22.93	$ 17.95	$ 15.89	$ 24.10	$ 28.85	$ 25.50
Total Investment Return[4]
Based on net asset value	28.40%[5,6]	12.96%[6]	(27.99)%[6]	(1.36)%	27.78%	16.51%
Ratios to Average Net Assets
Total expenses	1.40%[7]	1.42%	1.50%	1.40%	1.42%	1.46%
Total expenses after fees waived	1.40%[7]	1.42%	1.50%	1.40%	1.42%	1.46%
Net investment income (loss)	0.17%[7]	(0.01)%	0.36%	0.19%	0.15%	0.09%
Supplemental Data
Net assets, end of period (000)	$ 335,603	$264,526	$226,362	$330,282	$334,022	$282,971
Portfolio turnover	41%	73%	114%	97%	95%	96%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Includes a redemption fee, which is less than $0.01 per share.
4 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
7 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 41

Financial Highlights (continued) BlackRock Global SmallCap Fund, Inc.

			Investor B
Six Months
Ended
December 31,
	2010		Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 16.93	$ 15.12	$ 23.13	$ 27.71	$ 24.67	$ 22.76
Net investment loss[1]	(0.08)	(0.17)	(0.09)	(0.17)	(0.16)	(0.18)
Net realized and unrealized gain (loss)[2]	4.78	1.98	(6.23)	(0.27)	6.06	3.65
Net increase (decrease) from investment operations	4.70	1.81	(6.32)	(0.44)	5.90	3.47
Dividends from net realized gain	—	—	(1.69)	(4.14)	(2.86)	(1.56)
Net asset value, end of period	$ 21.63	$ 16.93	$ 15.12	$ 23.13	$ 27.71	$ 24.67
Total Investment Return[3]
Based on net asset value	27.76%[4,5]	11.97%[5]	(28.62)%[5]	(2.14)%	26.79%	15.60%
Ratios to Average Net Assets
Total expenses	2.36%[6]	2.33%	2.37%	2.21%	2.21%	2.24%
Total expenses after fees waived	2.36%[6]	2.33%	2.37%	2.21%	2.21%	2.24%
Net investment loss	(0.78)%[6]	(0.96)%	(0.56)%	(0.68)%	(0.66)%	(0.72)%
Supplemental Data
Net assets, end of period (000)	$ 29,797	$ 28,247	$ 40,600	$ 91,693	$130,954	$142,522
Portfolio turnover	41%	73%	114%	97%	95%	96%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 Annualized.

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Financial Highlights (continued) BlackRock Global SmallCap Fund, Inc.

			Investor C
Six Months
Ended
December 31,
	2010		Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 16.45	$ 14.68	$ 22.50	$ 27.15	$ 24.25	$ 22.40
Net investment loss[1]	(0.06)	(0.15)	(0.08)	(0.16)	(0.16)	(0.17)
Net realized and unrealized gain (loss)[2]	4.64	1.92	(6.05)	(0.28)	5.94	3.59
Net increase (decrease) from investment operations	4.58	1.77	(6.13)	(0.44)	5.78	3.42
Dividends and distributions from:
Net investment income	—	—	—	(0.06)	—	—
Net realized gain	—	—	(1.69)	(4.15)	(2.88)	(1.57)
Total dividends and distributions	—	—	(1.69)	(4.21)	(2.88)	(1.57)
Net asset value, end of period	$ 21.03	$ 16.45	$ 14.68	$ 22.50	$ 27.15	$ 24.25
Total Investment Return[3]
Based on net asset value	27.84%[4,5]	12.06%[5]	(28.58)%[5]	(2.19)%	26.79%	15.62%
Ratios to Average Net Assets
Total expenses	2.24%[6]	2.27%	2.35%	2.21%	2.21%	2.25%
Total expenses after fees waived	2.24%[6]	2.27%	2.35%	2.21%	2.21%	2.25%
Net investment loss	(0.67)%[6]	(0.86)%	(0.51)%	(0.64)%	(0.63)%	(0.69)%
Supplemental Data
Net assets, end of period (000)	$ 354,743	$293,633	$281,387	$470,280	$518,216	$418,363
Portfolio turnover	41%	73%	114%	97%	95%	96%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 43

Financial Highlights (concluded) BlackRock Global SmallCap Fund, Inc.

			Class R
Six Months
Ended
December 31,
	2010		Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 17.09	$ 15.18	$ 23.18	$ 27.94	$ 24.83	$ 22.85
Net investment loss[1]	(0.02)	(0.08)	(0.02)	(0.05)	(0.04)	(0.03)
Net realized and unrealized gain (loss)[2]	4.82	1.99	(6.25)	(0.30)	6.10	3.65
Net increase (decrease) from investment operations	4.80	1.91	(6.27)	(0.35)	6.06	3.62
Dividends and distributions from:
Net investment income	(0.05)	—	—	(0.20)	—	—
Net realized gain	—	—	(1.73)	(4.21)	(2.95)	(1.64)
Total dividends and distributions	(0.05)	—	(1.73)	(4.41)	(2.95)	(1.64)
Net asset value, end of period	$ 21.84	$ 17.09	$ 15.18	$ 23.18	$ 27.94	$ 24.83
Total Investment Return[3]
Based on net asset value	28.08%[4,5]	12.58%[5]	(28.37)%[5]	(1.77)%	27.42%	16.22%
Ratios to Average Net Assets
Total expenses	1.83%[6]	1.84%	2.00%	1.81%	1.73%	1.71%
Total expenses after fees waived	1.83%[6]	1.84%	2.00%	1.81%	1.73%	1.71%
Net investment loss	(0.25)%[6]	(0.42)%	(0.13)%	(0.20)%	(0.15)%	(0.11)%
Supplemental Data
Net assets, end of period (000)	$ 48,723	$ 38,378	$ 33,571	$ 46,275	$ 33,662	$ 23,568
Portfolio turnover	41%	73%	114%	97%	95%	96%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 Annualized.

See Notes to Financial Statements.

44 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Financial Highlights BlackRock International Value Fund

			Institutional
Six Months
Ended
December 31,
	2010		Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 17.36	$ 17.46	$ 26.00	$ 34.48	$ 30.55	$ 26.41
Net investment income[1]	0.11	0.22	0.41	0.55	0.71	0.56
Net realized and unrealized gain (loss)[2]	4.34	0.21	(8.32)	(4.30)	6.10	6.19
Net increase (decrease) from investment operations	4.45	0.43	(7.91)	(3.75)	6.81	6.75
Dividends and distributions from:
Net investment income	(0.04)	(0.55)	(0.40)	(0.68)	(0.90)	(0.62)
Net realized gain	—	—	(0.23)	(4.05)	(1.98)	(1.99)
Total dividends and distributions	(0.04)	(0.55)	(0.63)	(4.73)	(2.88)	(2.61)
Proceeds from regulatory settlement	—	0.02	—	—	—	—
Net asset value, end of period	$ 21.77	$ 17.36	$ 17.46	$ 26.00	$ 34.48	$ 30.55
Total Investment Return[3]
Based on net asset value	25.61%[4,5]	2.08%[5,6]	(30.81)%[5]	(12.23)%	24.20%	27.18%[7]
Ratios to Average Net Assets
Total expenses	1.04%[8]	0.99%	1.08%	1.04%	1.01%	1.02%
Total expenses after fees waived	1.03%[8]	0.99%	1.08%	1.04%	1.01%	1.02%
Net investment income	1.12%[8]	1.15%	2.24%	1.86%	2.27%	1.97%
Supplemental Data
Net assets, end of period (000)	$ 477,391	$403,645	$462,171	$1,007,433	$1,253,724	$961,207
Portfolio turnover	45%	155%	187%	122%	65%	81%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the total return would have been 1.97%.
7 A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
8 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 45

Financial Highlights (continued) BlackRock International Value Fund

			Investor A
Six Months
Ended
December 31,
	2010		Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 17.22	$ 17.35	$ 25.89	$ 34.33	$ 30.44	$ 26.33
Net investment income[1]	0.08	0.15	0.36	0.46	0.62	0.49
Net realized and unrealized gain (loss)[2]	4.30	0.19	(8.30)	(4.28)	6.08	6.16
Net increase (decrease) from investment operations	4.38	0.34	(7.94)	(3.82)	6.70	6.65
Dividends and distributions from:
Net investment income	—	(0.49)	(0.37)	(0.59)	(0.83)	(0.55)
Net realized gain	—	—	(0.23)	(4.03)	(1.98)	(1.99)
Total dividends and distributions	—	(0.49)	(0.60)	(4.62)	(2.81)	(2.54)
Proceeds from regulatory settlement	—	0.02	—	—	—	—
Net asset value, end of period	$ 21.60	$ 17.22	$ 17.35	$ 25.89	$ 34.33	$ 30.44
Total Investment Return[3]
Based on net asset value	25.44%[4,5]	1.62%[5,6]	(31.06)%[5]	(12.47)%	23.84%	26.84%[7]
Ratios to Average Net Assets
Total expenses	1.36%[8]	1.39%	1.43%	1.34%	1.30%	1.27%
Total expenses after fees waived	1.36%[8]	1.39%	1.43%	1.34%	1.30%	1.27%
Net investment income	0.80%[8]	0.76%	2.04%	1.55%	1.98%	1.75%
Supplemental Data
Net assets, end of period (000)	$ 232,310	$200,267	$215,337	$320,764	$390,547	$320,926
Portfolio turnover	45%	155%	187%	122%	65%	81%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the total return would have been 1.51%.
7 A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.17%.
8 Annualized.

See Notes to Financial Statements.

46 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Financial Highlights (continued) BlackRock International Value Fund

			Investor B
Six Months
Ended
December 31,
	2010		Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 16.76	$ 16.84	$ 25.28	$ 33.60	$ 29.88	$ 25.94
Net investment income (loss)[1]	(0.03)	(0.06)	0.13	0.14	0.34	0.26
Net realized and unrealized gain (loss)[2]	4.17	0.17	(8.12)	(4.16)	5.96	6.07
Net increase (decrease) from investment operations	4.14	0.11	(7.99)	(4.02)	6.30	6.33
Dividends and distributions from:
Net investment income	—	(0.21)	(0.22)	(0.43)	(0.60)	(0.40)
Net realized gain	—	—	(0.23)	(3.87)	(1.98)	(1.99)
Total dividends and distributions	—	(0.21)	(0.45)	(4.30)	(2.58)	(2.39)
Proceeds from regulatory settlement	—	0.02	—	—	—	—
Net asset value, end of period	$ 20.90	$ 16.76	$ 16.84	$ 25.28	$ 33.60	$ 29.88
Total Investment Return[3]
Based on net asset value	24.70%[4,5]	0.59%[5,6]	(31.91)%[5]	(13.31)%	22.78%	25.84%[7]
Ratios to Average Net Assets
Total expenses	2.49%[8]	2.46%	2.61%	2.30%	2.15%	2.06%
Total expenses after fees waived	2.49%[8]	2.46%	2.61%	2.30%	2.15%	2.06%
Net investment income (loss)	(0.32)%[8]	(0.34)%	0.74%	0.47%	1.11%	0.95%
Supplemental Data
Net assets, end of period (000)	$ 26,088	$ 24,944	$ 31,261	$ 61,007	$ 90,447	$ 79,165
Portfolio turnover	45%	155%	187%	122%	65%	81%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the total return would have been 0.47%.
7 A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
8 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 47

Financial Highlights (continued) BlackRock International Value Fund

			Investor C
Six Months
Ended
December 31,
	2010		Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 16.48	$ 16.60	$ 24.94	$ 33.24	$ 29.59	$ 25.72
Net investment income (loss)[1]	(0.03)	(0.05)	0.14	0.16	0.35	0.28
Net realized and unrealized gain (loss)[2]	4.10	0.18	(8.01)	(4.13)	5.90	5.99
Net increase (decrease) from investment operations	4.07	0.13	(7.87)	(3.97)	6.25	6.27
Dividends and distributions from:
Net investment income	—	(0.27)	(0.24)	(0.45)	(0.62)	(0.41)
Net realized gain	—	—	(0.23)	(3.88)	(1.98)	(1.99)
Total dividends and distributions	—	(0.27)	(0.47)	(4.33)	(2.60)	(2.40)
Proceeds from regulatory settlement	—	0.02	—	—	—	—
Net asset value, end of period	$ 20.55	$ 16.48	$ 16.60	$ 24.94	$ 33.24	$ 29.59
Total Investment Return[3]
Based on net asset value	24.70%[4,5]	0.63%[5,6]	(31.89)%[5]	(13.32)%	22.82%	25.86%[7]
Ratios to Average Net Assets
Total expenses	2.42%[8]	2.44%	2.60%	2.31%	2.15%	2.06%
Total expenses after fees waived	2.42%[8]	2.44%	2.60%	2.31%	2.15%	2.06%
Net investment income (loss)	(0.26)%[8]	(0.28)%	0.83%	0.55%	1.15%	1.01%
Supplemental Data
Net assets, end of period (000)	$ 168,064	$145,996	$159,516	$262,573	$332,940	$244,931
Portfolio turnover	45%	155%	187%	122%	65%	81%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the total return would have been 0.50%.
7 A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.17%.
8 Annualized.

See Notes to Financial Statements.

48 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Financial Highlights (concluded) BlackRock International Value Fund

			Class R
Six Months
Ended
December 31,
	2010		Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 17.00	$ 17.11	$ 25.61	$ 34.06	$ 30.24	$ 26.19
Net investment income[1]	0.05	0.09	0.28	0.39	0.55	0.50
Net realized and unrealized gain (loss)[2]	4.23	0.19[3]	(8.22)	(4.27)	6.02	6.04
Net increase (decrease) from investment operations	4.28	0.28	(7.94)	(3.88)	6.57	6.54
Dividends and distributions from:
Net investment income	—	(0.41)	(0.33)	(0.57)	(0.77)	(0.50)
Net realized gain	—	—	(0.23)	(4.00)	(1.98)	(1.99)
Total dividends and distributions	—	(0.41)	(0.56)	(4.57)	(2.75)	(2.49)
Proceeds from regulatory settlement	—	0.02	—	—	—	—
Net asset value, end of period	$ 21.28	$ 17.00	$ 17.11	$ 25.61	$ 34.06	$ 30.24
Total Investment Return[4]
Based on net asset value	25.18%[5,6]	1.35%[6,7]	(31.36)%[6]	(12.76)%	23.53%	26.52%[8]
Ratios to Average Net Assets
Total expenses	1.71%[9]	1.72%	1.86%	1.65%	1.57%	1.52%
Total expenses after fees waived	1.71%[9]	1.72%	1.86%	1.65%	1.57%	1.52%
Net investment income	0.46%[9]	0.45%	1.58%	1.35%	1.78%	1.76%
Supplemental Data
Net assets, end of period (000)	$ 47,406	$ 42,390	$ 45,391	$ 72,262	$ 60,258	$ 36,048
Portfolio turnover	45%	155%	187%	122%	65%	81%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Includes litigation proceeds, which are less than $0.01 per share.
4 Where applicable, total investment returns include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
7 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the total return would have been 1.23%.
8 A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.16%.
9 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 49

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock EuroFund (“EuroFund”), BlackRock Focus Value Fund, Inc.
(“Focus Value”), BlackRock Global SmallCap Fund, Inc. (“Global
SmallCap”) and BlackRock International Value Fund (“International Value”),
a series of BlackRock International Value Trust (the “Trust”) (collectively the “Funds”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The EuroFund and the Trust are organized as
Massachusetts business trusts. Focus Value and Global SmallCap are organized as Maryland corporations. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Boards of Directors and the Boards of Trustees of
the Funds are referred to throughout this report as the “Board of Directors”
or the “Board”. Each Fund offers multiple classes of shares. Institutional
Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and
Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B
Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expendi-
tures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applica-
ble. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is deter-
mined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Certain Funds value their investments in BlackRock Liquidity Series, LLC
Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money
Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is sub-
ject to Rule 2a-7 promulgated by the Securities and Exchange Commission
(“SEC”) under the 1940 Act. The Funds may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign curren-
cies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE.
Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the cur-
rent sale of that asset in an arm’s-length transaction. Fair value determina-
tions shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets.
If events (for example, a company announcement, market volatility or a nat-
ural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value
Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the
“Systematic Fair Value Price”). Using current market factors, the Systematic
Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

50 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Notes to Financial Statements (continued)

Foreign Currency Transactions: The Funds’ books and records are main-
tained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds report foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Participation Notes: Certain Funds may invest in participation notes
(“P-Notes”). P-Notes are promissory notes issued by banks or broker-
dealers that are designed to offer the Funds a return measured by the change in value of the underlying security or basket of securities (the
“underlying security”) while not holding the actual shares of the underlying security. P-Notes are typically used to allow the Funds to gain exposure to securities traded in foreign markets that may be restricted due to country-
specific regulations. When the P-Note matures, the issuer will pay to, or receive from, the Funds the difference between the value of the underlying security at the time of the purchase and the underlying security’s value at maturity of the P-Notes. Income received on P-Notes is recorded by the
Funds as dividend income in the Statements of Operations. An investment in a P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of the
P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights
(e.g., voting rights) as a direct owner of the underlying security. P-Notes are considered general unsecured contractual obligations of the bank or bro-
ker-dealer. The Funds must rely on the creditworthiness of the issuer for its investment returns on the P-Notes and have no rights against the issuer of the underlying security. A P-Note may be more volatile and less liquid than other investments held by the Funds since the P-Note generally is depend-
ent on the liquidity in the local trading market for the underlying security.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Funds either deliver collateral or segregate assets in connection with certain investments
(e.g., foreign currency exchange contracts), the Funds will, consistent with
SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party bro-
ker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transac-
tions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds have determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Funds may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Funds earn dividend and interest on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ US federal tax returns remains open for each of the four years ended June 30, 2010 for Global SmallCap and International
Value and the periods ended July 31, 2007, June 30, 2008, June 30,
2009 and June 30, 2010 for Focus Value and the periods ended
October 31, 2007, June 30, 2008, June 30, 2009 and June 30, 2010 for
EuroFund. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the juris-
diction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 51

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund or its classes are charged to that
Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appro-
priate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets. The Funds have an arrangement with the custodians whereby fees may be reduced by credits earned on unin-
vested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavor-
able change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and
Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between a Fund and each of its respective counterparties. The ISDA
Master Agreement allows each Fund to offset with each separate counter-
party certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counter-
parties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1
“Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Funds’ net assets decline by a stated percentage or the Funds fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Foreign Currency Exchange Contracts: The Funds enter into foreign cur-
rency exchange contracts as an economic hedge against either specific trans-actions or portfolio instruments or to obtain exposure to foreign cur-
rencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the cur-
rency backing some of the investments held by the Funds. The contract is marked-to-market daily and the change in market value is recorded by the
Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a for-
eign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counter-
party to the contract does not perform its obligations under the agreement.

Derivative Instruments Categorized by Risk Exposure:
Fair Values of Derivative Instruments as of December 31, 2010

Asset Derivatives

	Statement of Assets		Global
	and Liabilities		SmallCap	International
	Location	EuroFund	Fund	Value Fund
Unrealized appreciation
Foreign currency	on foreign currency
exchange contracts	exchange contracts	$10,027	$ 7,174	—
Liability Derivatives

	Statement of Assets		Global
	and Liabilities		SmallCap	International
	Location	EuroFund	Fund	Value Fund
Unrealized depreciation
Foreign currency	on foreign currency
exchange contracts	exchange contracts	$ 8,427	$ 9,177	$59,540
The Effect of Derivative Instruments on the Statements of Operations
Six Months Ended December 31, 2010

Net Realized Gain (Loss) from

Global
			SmallCap	International
		EuroFund	Fund	Value Fund
Foreign currency
transactions		$ (18,003)	$ 24,545	$(5,184,788)
Net Change in Unrealized Appreciation/Depreciation on

Global
			SmallCap	International
		EuroFund	Fund	Value Fund
Foreign currency
transactions		$ (28,181)	$ (27,618) $ (25,851)
For the six months ended December 31, 2010, the average quarterly balances of outstanding derivative financial instruments were as follows:
Global
			SmallCap	International
	EuroFund		Fund	Value Fund
Foreign currency exchange contracts:
Average number of
contracts purchased		3	8	2
Average number of
contracts sold		3	9	—
Average US dollar amount purchased . $ 1,439,633			$ 1,260,393	$ 4,854,549
Average US dollar amount sold	$ 1,155,283		$ 4,168,419	—

52 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Notes to Financial Statements (continued)

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but
BAC and Barclays are not.

Each Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each
Fund. For such services, each Fund pays the Manager a monthly fee at the annual rates set forth below, of each Fund’s average daily net assets as follows:

EuroFund	0.75%
Focus Value	1.00%
Global SmallCap	0.85%
International Value
Portion of Average Daily Value of Net Assets	Rate
Not exceeding $2 billion	0.75%
In excess of $2 billion, but not exceeding $4 billion	0.70%
In excess of $4 billion	0.65%

The Manager contractually agreed to waive 0.25% of Focus Value’s invest-
ment advisory fees until November 1, 2011. The contractual waiver may be terminated upon 90 day’s notice by a majority of the non-interested directors of the Fund or by vote of a majority of the outstanding voting securities of the Fund. For the six months ended December 31, 2010, the manager waived $180,862, which is included in fees waived by advisor in the Statements of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Fund’s investment in other affiliated investment companies, if any. These amounts are shown as, or included in, fees waived by advisor in the Statements of Operations. For the six months ended December 31, 2010, the amounts waived were
as follows:

EuroFund	$ 1,690
Focus Value	$ 380
Global SmallCap	$ 9,575
International Value	$ 4,788

The Manager, on behalf of EuroFund, entered into a sub-advisory agree-
ment with BlackRock Investment Management, LLC (“BIM”), and BlackRock
International Ltd, (“BIL”), both affiliates of the Manager. The Manager pays each sub-advisor for services it provides, a monthly fee that is a percent-
age of the investment advisory fees paid by each Fund to the Manager.

The Manager, on behalf of Focus Value and Global Small Cap, entered into a sub-advisory agreement with BIM. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Manager, on behalf of International Value, entered into a sub-advisory agreement with BIL The Manager pays BIL for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

For the six months ended December 31, 2010, each Fund reimbursed the
Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

EuroFund	$ 3,615
Focus Value	$ 1,408
Global SmallCap	$ 9,848
International Value	$ 9,420

The Funds received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Funds on such investments is shown as securities lending — affiliated in the
Statements of Operations. For the six months ended December 31, 2010,
BIM received securities lending agent fees as follows:

Focus Value	$ 1,393
Global SmallCap	$ 7,917

The Funds entered into a Distribution Agreement and Distribution and
Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of
BlackRock. Pursuant to the Distribution and Service Plan and in accor-
dance with Rule 12b-1 under the 1940 Act, each Fund pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund, as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to
Investor A, Investor B, Investor C and Class R shareholders.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 53

Notes to Financial Statements (continued)

For the six months ended December 31, 2010, affiliates earned underwrit-
ing discounts, direct commissions and dealer concessions on sales of the
Funds’ Investor A Shares as follows:

Investor A
EuroFund	$ 571
Focus Value	$ 1,064
Global SmallCap	$ 17,087
International Value	$ 6,514

For the six months ended December 31, 2010, affiliates received the following contingent deferred sales charges relating to transactions in
Investor B and Investor C Shares as follows:

	Investor B	Investor C
EuroFund	$ 3,013	$ 698
Focus Value	$ 576	$ 712
Global SmallCap	$11,423	$16,538
International Value	$ 4,715	$ 3,699

Furthermore, affiliates received contingent deferred sale charges relating to transactions subject to front-end sales charge waivers on Investor A Shares as follows:

Investor A
EuroFund	$ 1,447
Global SmallCap	$ 151
International Value	$ 22

The Manager maintains a call center, which is responsible for providing cer-
tain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from share-
holders with respect to the subscription and redemption of Fund shares.
For the six months ended December 31, 2010, the Funds reimbursed the
Manager the following amounts for costs incurred in running the call cen-
ter, which are included in transfer agent — class specific in the Statements of Operations:

		Focus	Global	International
	EuroFund	Value	SmallCap	Value
Institutional	$1,358	$ 522	$ 951	$2,033
Investor A	$1,815	$ 550	$2,747	$1,230
Investor B	$ 144	$ 39	$ 370	$ 212
Investor C	$ 259	$ 118	$2,771	$1,034
Class R	$ 11	$ 4	$ 189	$ 155

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments excluding short-term securities for the six months ended December 31, 2010, were as follows:

	Purchases	Sales
EuroFund	$ 267,312,704	$ 297,594,532
Focus Value	$ 18,650,489	$ 35,446,027
Global SmallCap	$ 430,854,660	$ 413,106,904
International Value	$ 394,480,082	$ 468,708,577

5. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates, are a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November
2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Fund based on its net assets as of October 31, 2009, a commitment fee of
0.10% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed
Funds rate plus 1.25% per annum on amounts borrowed. In addition, the
Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2009. Effective
November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on each Fund’s’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus
1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrange-
ment fees, which were allocated to the Funds based on their net assets as of October 31, 2010. The Funds did not borrow under the credit agreement during the six months ended December 31, 2010.

6. Capital Loss Carryforwards:

As of June 30, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

			Global	International
Expires June 30,	EuroFund	Focus Value	SmallCap	Value
2017	$ 67,839,175	$ 14,541,173	$ 45,917,435	$ 226,455,864
2018	85,950,061	43,225,950	126,086,057	119,500,153
Total	$ 153,789,236	$ 57,767,123	$ 172,003,492	$ 345,956,017

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after June 30, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

54 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Notes to Financial Statements (continued)

7. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctua-
tions. Similar to issuer credit risk, the Funds may be exposed to counter-
party credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the
Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

EuroFund, Global SmallCap and International Value

The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concen-
trate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Schedules of
Investments for concentrations in specific countries.

As of December 31, 2010, the Funds had the following industry classifica-
tions as a percentage of long-term investments:

		Global International
Industry	EuroFund SmallCap		Value
Software	—	6%	—
Semiconductors & Semiconductor Equipment	—	4	3%
Commercial Banks	12%	1	12
Pharmaceuticals	7	2	9
Oil, Gas & Consumable Fuels…	7	8	9
Diversified Telecommunication Services	—	—	7
Construction & Engineering	—	—	2
Food Products	—	3	—
Metals & Mining	6	5	5
Chemicals	5	3	3
Textiles, Apparel & Luxury Goods	5	2	—
Machinery	—	6	3
Other*	58	60	47
* All other industries held were each less than 5% of long-term investments.

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended		Year Ended
	December 31, 2010		June 30, 2010
EuroFund	Shares	Amount	Shares	Amount
Institutional
Shares sold	256,374	$ 3,213,633	864,251	$ 10,721,971
Shares issued to shareholders in reinvestment of dividends	124,274	1,606,600	314,699	4,091,816
Total issued	380,648	4,820,233	1,178,950	14,813,787
Shares redeemed	(1,279,519)	(15,788,331)	(3,950,409)	(45,897,216)
Net decrease	(898,871)	$(10,968,098)	(2,771,459)	$(31,083,429)
Investor A
Shares sold and automatic conversion of shares	429,016	$ 5,274,138	1,230,158	$ 15,151,813
Shares issued to shareholders in reinvestment of dividends	214,075	2,718,959	502,630	6,424,367
Total issued	643,091	7,993,097	1,732,788	21,576,180
Shares redeemed	(2,345,357)	(28,779,143)	(4,149,446)	(50,094,831)
Net decrease	(1,702,266)	$(20,786,046)	(2,416,658)	$(28,518,651)
Investor B
Shares sold	9,469	$ 94,855	39,404	$ 398,064
Shares issued to shareholders in reinvestment of dividends	—	—	3,894	41,240
Total issued	9,469	94,855	43,298	439,304
Shares redeemed and automatic conversion of shares	(66,341)	(666,133)	(289,078)	(2,927,261)
Net decrease	(56,872)	$ (571,278)	(245,780)	$ (2,487,957)

SEMI-ANNUAL REPORT DECEMBER 31, 2010 55

Notes to Financial Statements (continued)

	Six Months Ended		Year Ended
	December 31, 2010		June 30, 2010
EuroFund (concluded)	Shares	Amount	Shares	Amount
Investor C
Shares sold	80,904	$ 733,649	282,943	$ 2,546,749
Shares issued to shareholders in reinvestment of dividends	26,765	250,812	87,606	829,683
Total issued	107,669	984,461	370,549	3,376,432
Shares redeemed	(353,864)	(3,193,952)	(852,938)	(7,554,574)
Net decrease	(246,195)	$ (2,209,491)	(482,389)	$ (4,178,142)
Class R
Shares sold	40,737	$ 393,233	122,331	$ 1,186,904
Shares issued to shareholders in reinvestment of dividends	3,586	35,720	9,535	96,018
Total issued	44,323	428,953	131,866	1,282,922
Shares redeemed	(42,528)	(405,772)	(199,381)	(1,933,350)
Net increase (decrease)	1,795	$ 23,181	(67,515)	$ (650,428)
Focus Value
Institutional
Shares sold	67,092	$ 700,533	573,048	$ 5,573,629
Shares issued to shareholders in reinvestment of dividends	61,591	679,326	98,151	966,840
Total issued	128,683	1,379,859	671,199	6,540,469
Shares redeemed	(1,269,795)	(13,010,676)	(2,778,849)	(26,874,826)
Net decrease	(1,141,112)	$(11,630,817)	(2,107,650)	$(20,334,357)
Investor A
Shares sold and automatic conversion of shares	171,607	$ 1,761,182	647,308	$ 6,326,110
Shares issued to shareholders in reinvestment of dividends	52,822	576,795	58,383	569,259
Total issued	224,429	2,337,977	705,691	6,895,369
Shares redeemed	(552,074)	(5,648,918)	(1,096,909)	(10,759,700)
Net decrease	(327,645)	$ (3,310,941)	(391,218)	$(3,864,331)
Investor B
Shares sold	3,444	$ 31,755	17,245	$ 146,385
Shares issued to shareholders in reinvestment of dividends	—	—	319	2,800
Total issued	3,444	31,755	17,564	149,185
Shares redeemed and automatic conversion of shares	(64,310)	(595,781)	(328,306)	(2,902,015)
Net decrease	(60,866)	$ (564,026)	(310,742)	$ (2,752,830)
Investor C
Shares sold	85,999	$ 758,320	226,077	$ 1,876,927
Shares issued to shareholders in reinvestment of dividends	3,905	36,820	5,501	46,430
Total issued	89,904	795,140	231,578	1,923,357
Shares redeemed	(137,693)	(1,227,220)	(443,651)	(3,807,264)
Net decrease	(47,789)	$ (432,080)	(212,073)	$ (1,883,907)
Class R
Shares sold	27,017	$ 257,717	28,000	$ 248,492
Shares issued to shareholders in reinvestment of dividends	577	5,736	463	4,122
Total issued	27,594	263,453	28,463	252,614
Shares redeemed	(24,805)	(222,220)	(19,565)	(171,012)
Net increase	2,789	$ 41,233	8,898	$ 81,602

56 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Notes to Financial Statements (continued)

	Six Months Ended		Year Ended
	December 31, 2010		June 30, 2010
Global SmallCap	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,028,495	$ 42,785,529	6,136,279	$ 118,722,072
Shares issued to shareholders in reinvestment of dividends	117,365	2,686,457	—	—
Total issued.	2,145,860	45,471,986	6,136,279	118,722,072
Shares redeemed	(1,915,451)	(39,666,078)	(3,831,606)	(73,495,863)
Net increase	230,409	$ 5,805,908	2,304,673	$ 45,226,209
Investor A
Shares sold and automatic conversion of shares	1,455,992	$ 29,793,266	3,978,681	$ 75,186,517
Shares issued to shareholders in reinvestment of dividends	68,163	1,530,241	—	—
Total issued	1,524,155	31,323,507	3,978,681	75,186,517
Shares redeemed	(1,624,039)	(33,281,264)	(3,493,869)	(65,870,679)
Net increase (decrease)	(99,884)	$ (1,957,757)	484,812	$ 9,315,838
Investor B
Shares sold	32,340	$ 624,096	129,206	$ 2,273,237
Shares issued to shareholders in reinvestment of dividends	—	—	—	—
Total issued	32,340	624,096	129,206	2,273,237
Shares redeemed and automatic conversion of shares	(323,311)	(6,159,965)	(1,146,748)	(20,494,205)
Net decrease	(290,971)	$ (5,535,869)	(1,017,542)	$ (18,220,968)
Investor C
Shares sold	1,004,203	$ 18,691,808	3,180,506	$ 55,171,854
Shares issued to shareholders in reinvestment of dividends	—	—	—	—
Total issued	1,004,203	18,691,808	3,180,506	55,171,854
Shares redeemed	(1,986,604)	(37,120,916)	(4,499,745)	(77,966,157)
Net decrease	(982,401)	$ (18,429,108)	(1,319,239)	$ (22,794,303)
Class R
Shares sold	432,907	$ 8,320,203	960,385	$ 17,330,556
Shares issued to shareholders in reinvestment of dividends	5,028	107,553	—	—
Total issued	437,935	8,427,756	960,385	17,330,556
Shares redeemed	(453,352)	(8,665,741)	(925,449)	(16,464,097)
Net increase (decrease)	(15,417)	$ (237,985)	34,936	$ 886,459

SEMI-ANNUAL REPORT DECEMBER 31, 2010 57

Notes to Financial Statements (concluded)

	Six Months Ended		Year Ended
	December 31, 2010		June 30, 2010
International Value	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,528,820	$ 31,364,713	4,216,370	$ 83,023,378
Shares issued to shareholders in reinvestment of dividends	35,037	761,440	660,817	13,562,794
Total issued	1,563,857	32,126,153	4,877,187	96,586,172
Shares redeemed	(2,889,239)	(58,571,631)	(8,093,784)	(157,966,063)
Net decrease	(1,325,382)	$ (26,445,478)	(3,216,597)	$ (61,379,891)
Investor A
Shares sold and automatic conversion of shares	1,401,833	$ 26,700,432	2,013,939	$ 39,367,834
Shares issued to shareholders in reinvestment of dividends	—	—	267,115	5,451,912
Total issued	1,401,833	26,700,432	2,281,054	44,819,746
Shares redeemed	(2,275,666)	(46,323,470)	(3,067,038)	(60,639,619)
Net decrease	(873,833)	$ (19,623,038)	(785,984)	$ (15,819,873)
Investor B
Shares sold	127,343	$ 2,496,280	415,953	$ 7,992,241
Shares issued to shareholders in reinvestment of dividends	—	—	17,376	347,017
Total issued	127,343	2,496,280	433,329	8,339,258
Shares redeemed and automatic conversion of shares	(367,468)	(7,213,532)	(801,265)	(15,419,130)
Net decrease	(240,125)	$ (4,717,252)	(367,936)	$ (7,079,872)
Investor C
Shares sold	785,937	$ 15,108,324	2,248,152	$ 42,381,360
Shares issued to shareholders in reinvestment of dividends	—	—	116,442	2,285,844
Total issued	785,937	15,108,324	2,364,594	44,667,204
Shares redeemed	(1,470,310)	(28,204,970)	(3,112,800)	(58,867,895)
Net decrease	(684,373)	$ (13,096,646)	(748,206)	$ (14,200,691)
Class R
Shares sold	328,585	$ 6,546,994	962,520	$ 18,827,640
Shares issued to shareholders in reinvestment of dividends	—	—	51,204	1,032,783
Total issued	328,585	6,546,994	1,013,724	19,860,423
Shares redeemed	(594,855)	(11,970,253)	(1,172,605)	(22,993,969)
Net decrease	(266,270)	$ 5,423,259)	(158,881)	$ (3,133,546)

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less for each Fund (except Focus Value). The redemption fees are collected and retained by the Funds for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in-capital.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

58 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member
of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Chairman of
the Audit Committee and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, President1 and Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
John M. Perlowski, President2 and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Fund
Ira Shapiro, Secretary

1 For EuroFund only.
2 For all Funds except EuroFund.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
BlackRock Investment Management, LLC3
Plainsboro, NJ 08536

BlackRock International Limited4
Edinburgh, EH3 8JB, United Kingdom

Custodians
Brown Brothers Harriman & Co.5
Boston, MA 02101

JPMorgan Chase Bank, N.A.6
Brooklyn, NY 11245

Transfer Agent
BNY Mellon Investment Servicing (US), Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

3 For all Funds except International Value.
4 For EuroFund and International Value.
5 For all Funds except Focus Value.
6 For Focus Value.

Effective September 15, 2010, John M. Perlowski became
President and Chief Executive Officer of the Funds.

Effective November 10, 2010, Ira Shapiro became Secretary
of the Funds.

Effective December 31, 2010, Richard R. West retired as
a Director of the Funds. The Board wishes Mr. West well in
his retirement.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 59

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be com-
bined with those for other members of your household, please contact the
Funds at (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are avail-
able on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762; (2) at
http://www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

60 SEMI-ANNUAL REPORT DECEMBER 31, 2010

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at
http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 61

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a con-
sumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

62 SEMI-ANNUAL REPORT DECEMBER 31, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global SmallCap Fund		BlackRock Natural Resources Trust
BlackRock Asset Allocation Portfolio†	BlackRock Health Sciences Opportunities Portfolio		BlackRock Pacific Fund
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund		BlackRock Science & Technology
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*		Opportunities Portfolio
BlackRock Capital Appreciation Fund	BlackRock International Fund		BlackRock Small Cap Core Equity Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Index Fund		BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Opportunities Portfolio		BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Value Fund		BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock Large Cap Core Fund		BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Focus Value Fund	BlackRock Large Cap Core Plus Fund		BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund		BlackRock S&P 500 Stock Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund		BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund		BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock Value Opportunities Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio		BlackRock World Gold Fund
BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
Fixed Income Funds
BlackRock Bond Index Fund	BlackRock High Yield Bond Portfolio		BlackRock Managed Income Portfolio
BlackRock Bond Portfolio	BlackRock Income Portfolio†		BlackRock Multi-Sector Bond Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio		BlackRock Short-Term Bond Fund
BlackRock Floating Rate Income Portfolio	BlackRock Intermediate Government		BlackRock Strategic Income
BlackRock GNMA Portfolio	Bond Portfolio		Opportunities Portfolio
BlackRock Global Dividend Income Portfolio†	BlackRock International Bond Portfolio		BlackRock Total Return Fund
BlackRock Government Income Portfolio	BlackRock Long Duration Bond Portfolio		BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock Low Duration Bond Portfolio		BlackRock World Income Fund
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio		BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Fund		BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund		BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund		BlackRock Short-Term Municipal Fund
Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055
2035

* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

SEMI-ANNUAL REPORT DECEMBER 31, 2010 63

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations,

differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Value Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Value Fund, Inc.

Date: March 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Value Fund, Inc.

Date: March 4, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Value Fund, Inc.

Date: March 4, 2011